UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-176908
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-02716
Amendment No. 102	☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM Income Annuity
Individual Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. A contract is available for purchase when a prospective purchaser has separated from service from his or her employer and has assets in certain 401(k) accounts that he or she wishes to transfer to the contract. Subsequent purchase payments are not permitted under this contract. To purchase a contract described in this prospectus, call Nationwide's Customer Solutions Center at 1-877-877-2716 (TDD 1-800-238-3035), or write: Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Contract – A contract where the Contract Owner had not begun taking guaranteed income payments before separating from the Previous Plan.
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant and Contract Owner must be the same person for contracts described in this prospectus.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the Contract Issue Date.
Contract Issue Date – The date the initial purchase payment is applied to the contract.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the Contract Issue Date.
Current Guaranteed Lifetime Withdrawal Base – For purposes of Guaranteed Lifetime Withdrawals, the amount that is multiplied by the Lifetime Withdrawal Percentage to arrive at the Guaranteed Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Guaranteed Lifetime Withdrawal Amount – The guaranteed amount that a Contract Owner can withdraw from the contract before the next Contract Anniversary without reducing the Guaranteed Lifetime Withdrawal Base. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Income Contract – A contract where the Contract Owner began taking guaranteed income payments before separating from the Previous Plan.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal Percentage – The percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Net Investment Factor – The investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Original Guaranteed Lifetime Withdrawal Base – The Contract Owner’s benefit base under the Previous Plan which is used to determine Guaranteed Lifetime Withdrawals under the contract.
Previous Plan – A retirement plan in which the Contract Owner was invested before separating from service, and which provides a right of conversion that preserves the plan’s benefit.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that you will pay when buying, owning, or withdrawing Contract Value from the contract.
The first table describes the fees and expenses you will pay at the time the contract is purchased, when Contact Value is withdrawn from the contract, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Fee (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Fee	$30 [2]
Variable Account Annual Expenses (annualized rate of total Variable Account fees as a percentage of the Daily Net Assets):
Mortality and Expense Risk Fee	0.50%
Administrative Fee	0.20%
Variable Account Annual Expenses (assessed annually as a percentage of the Current Guaranteed Lifetime Withdrawal Base)[3]:
Maximum Guaranteed Lifetime Withdrawal Fee	1.20% [4]

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Fee if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived for any contracts valued at $50,000 or more on any Contract Anniversary.
[3]	For information about how the Current Guaranteed Lifetime Withdrawal Base is calculated, see Guaranteed Lifetime Withdrawals and Spousal Continuation Option.
[4]	Currently, the charge associated with the Guaranteed Lifetime Withdrawal Fee is equal to 1.00% of the Current Guaranteed Lifetime Withdrawal Base.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.49%	1.22%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
The example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes, which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size;
•	the total Variable Account fees associated with the contract (1.90%);[1] and
•	the Current Guaranteed Lifetime Withdrawal Base equals $10,000.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.22%)	$359	$1,093	$1,847	$3,827	*	$1,093	$1,847	$3,827	$359	$1,093	$1,847	$3,827
Minimum Total Underlying Mutual Fund Operating Expenses (0.49%)	$282	$ 866	$1,475	$3,118	*	$ 866	$1,475	$3,118	$282	$ 866	$1,475	$3,118
*	Contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	For purposes of these tables, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single owner and his/her beneficiaries. The contracts described in this prospectus are Individual Single Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Individual Retirement Annuities ("IRAs")
•	Roth IRAs
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. There is no minimum initial purchase payment. However, a minimum Original Guaranteed Lifetime Withdrawal Base of $5,000 is required to purchase a contract.Subsequent purchase payments are not permitted under this contract.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.

Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
The contract contains a standard death benefit (return of Contract Value) at no additional charge.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account fees. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information. Since this annuity contract was not available as of December 31, 2019, there are no Accumulation Unit values available.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Distribution of the Contracts
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
The contracts are available for purchase through Nationwide’s Customer Solutions Center. A contract is available for purchase when a prospective purchaser separates from service from a Previous Plan and has Previous Plan assets and/or benefits that he or she wishes to transfer to the contract.

Nationwide may use a portion of the Mortality and Expense Risk Fee and the Administrative Fee to compensate the Nationwide Customer Solutions Center for administrative expenses that the Nationwide Customer Solutions Center incurs in administering the contracts.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via phone or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, free look rights, annuity payment options, and the Annuitization Date. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
Except in certain circumstances involving fraud and where permitted by state law, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years from the Contract Issue Date.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract fees are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.

In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in this prospectus.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Fees and Deductions
Mortality and Expense Risk Fee
Nationwide deducts a Mortality and Expense Risk Fee equal to an annualized rate of 0.50% of the Daily Net Assets. The Mortality and Expense Risk Fee compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Fee compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this fee.
Administrative Fee
Nationwide deducts an Administrative Fee equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Fee reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this fee.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Contract Maintenance Fee
A $30 Contract Maintenance Fee is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Fee from that point forward.

The deduction of the Contract Maintenance Fee will be taken proportionally from each Sub-Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Fee where it would be discriminatory or unlawful.
Guaranteed Lifetime Withdrawal Fee
Nationwide deducts an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The fee is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on allocations at the time the fee is deducted by redeeming Accumulation Units. A prorated fee will be deducted upon full surrender of the contract.
The Guaranteed Lifetime Withdrawal Fee compensates Nationwide for investment and longevity risk associated with paying for Guaranteed Lifetime Withdrawals over the life of the Contract Owner regardless of Contract Value. Nationwide may realize a profit from this fee. The Guaranteed Lifetime Withdrawal Fee is only assessed prior to annuitization.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Guaranteed Lifetime Withdrawals and Spousal Continuation Option
Guaranteed Lifetime Withdrawals
Guaranteed Lifetime Withdrawals provide for lifetime withdrawals of up to a certain amount (the "Guaranteed Lifetime Withdrawal Amount"), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Guaranteed Lifetime Withdrawal Base by taking early or excess withdrawals. The Guaranteed Lifetime Withdrawal Amount is based upon the Current Guaranteed Lifetime Withdrawal Base.
While the tax treatment of withdrawals under withdrawal benefits such as Guaranteed Lifetime Withdrawals is not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the Contract Owner’s investment at the time of the withdrawal. Consult a qualified tax advisor.
In exchange for Guaranteed Lifetime Withdrawals, Nationwide will assess an annual Guaranteed Lifetime Withdrawal Fee which will not exceed 1.20% of the Current Guaranteed Lifetime Withdrawal Base. The current Guaranteed Lifetime Withdrawal Fee is 1.00% of the Current Guaranteed Lifetime Withdrawal Base. The Guaranteed Lifetime Withdrawal Fee will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated Guaranteed Lifetime Withdrawal Fee will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the Guaranteed Lifetime Withdrawal Fee is taken.
Withdrawal Start Date
The Withdrawal Start Date is the date the Contract Owner begins taking Guaranteed Lifetime Withdrawals. For Income Contracts, the Withdrawal Start Date is the Contract Issue Date. For Accumulation Contracts, the Withdrawal Start Date is the date the first withdrawal is taken after the Contract Owner turns age 65.
Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date
On the Contract Issue Date, the Original Guaranteed Lifetime Withdrawal Base is equal to the benefit base that is transferred to the contract from the Previous Plan. Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Guaranteed Lifetime Withdrawal Base.
Note: This section is not applicable to Income Contracts – those contracts where the Contract Owner started lifetime withdrawals before separating from service from the Previous Plan. Contract Owners who started lifetime withdrawals before separating from service from the Previous Plan should see Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date for details on how their Current Guaranteed Lifetime Withdrawal Base may change after the Contract Issue Date.

There are several ways that the Current Guaranteed Lifetime Withdrawal Base can change prior to the Withdrawal Start Date:
(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Guaranteed Lifetime Withdrawal feature contains an anniversary step-up feature (the "Annual Lifetime Withdrawal Benefit Base Review") where if, on any Contract Anniversary, the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, Nationwide will automatically increase the Current Guaranteed Lifetime Withdrawal Base to equal that Contract Value.
Note: Since the Guaranteed Lifetime Withdrawal Fee is calculated based on the Current Guaranteed Lifetime Withdrawal Base, increases to the Current Guaranteed Lifetime Withdrawal Base will result in higher contract fees. Under the Annual Lifetime Withdrawal Benefit Base Review feature, the Contract Owner agrees to pay the larger fee.
The Contract Owner can cancel the automatic Annual Lifetime Withdrawal Benefit Base Review by contacting the Service Center.
(2)	Early Withdrawals from the Contract. An early withdrawal is any withdrawal taken from the contract prior to the Withdrawal Start Date, that is, any withdrawal taken before the Contract Owner turns age 65. Early withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the early withdrawal; and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the early withdrawal;
(B)	= the Contract Value on the date of the early withdrawal; and
(C)	= the Current Guaranteed Lifetime Withdrawal Base on the date of the early withdrawal.
Note: When an early withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an early withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of early withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000=$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000)=$485,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000)=$435,000
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000

Withdrawal Amount=$15,000
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000=$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000)=$385,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875)=$433,125
Lifetime Withdrawal Percentage
The Lifetime Withdrawal Percentage is the percentage of the Current Guaranteed Lifetime Withdrawal Base that the Contract Owner can withdraw from the contract each year without decreasing the Current Guaranteed Lifetime Withdrawal Base. The Lifetime Withdrawal Percentage is the lifetime withdrawal percentage that is transferred to the contract from the Contract Owner's Previous Plan.
Guaranteed Lifetime Withdrawals
Contract Owners of Income Contracts may continue to take Guaranteed Lifetime Withdrawals after the Withdrawal Start Date (the Contract Issue Date). At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
Contract Owners of Accumulation Contracts may, at any time after they reach age 65, begin taking Guaranteed Lifetime Withdrawals by taking a withdrawal from the contract. The first withdrawal after the Contract Owner reaches age 65 constitutes the first Guaranteed Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. The date of that withdrawal is that Contract Owner's Withdrawal Start Date. At the Contract Owner's request (or automatically in connection with the Systematic Withdrawals program), Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Guaranteed Lifetime Withdrawals reduce the Contract Value and consequently, the death benefit and the amount available for annuitization.
For both Income Contracts and Accumulation Contracts, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in and will only change if one of the events in the Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date provision occurs.
On the Withdrawal Start Date and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Guaranteed Lifetime Withdrawal Base to determine the benefit amount (the "Guaranteed Lifetime Withdrawal Amount") for that year. The Guaranteed Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Guaranteed Lifetime Withdrawal Base. The ability to withdraw the Guaranteed Lifetime Withdrawal Amount each year will continue until the earlier of a full surrender of the contract, a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0, the Annuitant's death (or if the Spousal Continuation Option is elected, the death of the last survivor of the Annuitant and Contingent Annuitant), or annuitization.
Although withdrawals up to the Guaranteed Lifetime Withdrawal Amount do not reduce the Current Guaranteed Lifetime Withdrawal Base, they do reduce the Contract Value.
Determination of the Current Guaranteed Lifetime Withdrawal Base After the Withdrawal Start Date
As indicated previously, at the time of the first Guaranteed Lifetime Withdrawal, the Current Guaranteed Lifetime Withdrawal Base is locked in. However, there are ways that the Current Guaranteed Lifetime Withdrawal Base can change after the first Guaranteed Lifetime Withdrawal:
(1)	The Annual Lifetime Withdrawal Benefit Base Review. The Annual Lifetime Withdrawal Benefit Base Review continues to apply after the first Guaranteed Lifetime Withdrawal. The feature works exactly the same as prior to the first Guaranteed Lifetime Withdrawal (see Determination of the Current Guaranteed Lifetime Withdrawal Base Prior to the Withdrawal Start Date).

(2)	Excess Withdrawals from the Contract. Excess withdrawals are any withdrawals taken after the Withdrawal Start Date that, during any Contract Year, exceed the Guaranteed Lifetime Withdrawal Amount. Excess withdrawals will result in a decrease to the Current Guaranteed Lifetime Withdrawal Base. The amount of that decrease will be the greater of (a) or (b), where:
(a)	= the dollar amount of the excess withdrawal (the amount withdrawn during any Contract Year in excess of the Guaranteed Lifetime Withdrawal Amount); and
(b)	= a "proportional amount" derived from the following calculation: (A ÷ B) × C, where:
(A)	= the dollar amount of the excess withdrawal;
(B)	= the Contract Value (which will be reduced by any Guaranteed Lifetime Withdrawal Amount) on the date of the excess withdrawal; and
C	= the Current Guaranteed Lifetime Withdrawal Base on the date of the excess withdrawal.
Note: When an excess withdrawal occurs at a time when the Contract Value exceeds the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a dollar for dollar reduction in the Current Guaranteed Lifetime Withdrawal Base. When an excess withdrawal occurs at a time when the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base, an excess withdrawal will result in a proportional reduction to the Current Guaranteed Lifetime Withdrawal Base. Furthermore, the greater the difference between the Contract Value and the Current Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Current Guaranteed Lifetime Withdrawal Base.
Example of excess withdrawal calculations:
In this example, the Contract Value is greater than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$500,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $477,500) x $450,000=$7,068
After the excess withdrawal:
Contract Value ($500,000 - $30,000)=$470,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $7,500)=$442,500
In this example, the Contract Value is less than the Current Guaranteed Lifetime Withdrawal Base:
At the time of the excess withdrawal:
Contract Value=$400,000
Current Guaranteed Lifetime Withdrawal Base=$450,000
Guaranteed Lifetime Withdrawal Amount=$22,500
Withdrawal Amount=$30,000
Excess Withdrawal Amount ($30,000 - $22,500)=$7,500
Current Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount=$7,500
Proportional amount ($7,500 ÷ $377,500) x $450,000=$8,940

After the excess withdrawal:
Contract Value ($400,000 - $30,000)=$370,000
Current Guaranteed Lifetime Withdrawal Base ($450,000 - $8,940)=$441,060
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Guaranteed Lifetime Withdrawal Amount without reducing the Current Guaranteed Lifetime Withdrawal Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a Contract Owner’s death, by a non-spouse. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA; and
(3)	submit a completed administrative form to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, any withdrawal in excess of the Guaranteed Lifetime Withdrawal Amount will reduce the Current Guaranteed Lifetime Withdrawal Base.
If, after the Withdrawal Start Date, the Contract Value is $0, but the Current Guaranteed Lifetime Withdrawal Base is greater than $0, the Contract Owner is permitted to continue to take withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount. If, after the Withdrawal Start Date, both the Contract Value and the Current Guaranteed Lifetime Withdrawal Base are $0, the contract terminates.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Guaranteed Lifetime Withdrawal Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount, and only the amount in excess of the Guaranteed Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Guaranteed Lifetime Withdrawal Base.
This means that early withdrawals will have a greater overall negative impact on the Current Guaranteed Lifetime Withdrawal Base than excess withdrawals, because early withdrawals will impact the Current Guaranteed Lifetime Withdrawal Base in their entirety, where excess withdrawals will only impact the Current Guaranteed Lifetime Withdrawal Base by the amount of the withdrawal that was in excess of the Guaranteed Lifetime Withdrawal Amount.
Settlement Options
If, after beginning Guaranteed Lifetime Withdrawals, a Contract Owner’s Contract Value falls to $0 (thus, there is nothing to annuitize) and there is still a positive Current Guaranteed Lifetime Withdrawal Base, Nationwide will provide the Contract Owner with a notification describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can continue to take annual withdrawals of no more than the Guaranteed Lifetime Withdrawal Amount until the death of the Annuitant;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options listed above each result in a different amount ultimately received under the Guaranteed Lifetime Withdrawals feature. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age-Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The Contract Owner will have 60 days from the date of Nationwide’s notification letter to make an election. Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the Guaranteed Lifetime Withdrawal Amount.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Guaranteed Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed in the following table:
Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0
For contracts that have elected the Spousal Continuation Option, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the Guaranteed Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the age, sex, and health of the Contract Owner. Once Nationwide receives the Contract Owner’s election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount as of the date that Nationwide received all of the necessary information is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option. Such information must be submitted by the Contract Owner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the Contract Owner.
Termination of Guaranteed Lifetime Withdrawals
Upon annuitization of the contract, the Guaranteed Lifetime Withdrawal Fee will no longer be assessed and all benefits associated with Guaranteed Lifetime Withdrawals will terminate. Additionally, the benefits associated with the option terminate upon the Annuitant’s death (unless the Spousal Continuation Option was also elected), a full surrender of the contract, or a reduction of the Current Guaranteed Lifetime Withdrawal Base to $0.
Spousal Continuation Option
The Spousal Continuation Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawals. This feature is beneficial in that it provides the security of ensuring that both spouses have access to the Guaranteed Lifetime Withdrawals for the duration of both their lives.
There is no fee associated with the Spousal Continuation Option; however, if the Spousal Continuation Option is elected, the Lifetime Withdrawal Percentage may be reduced which will result in a smaller Guaranteed Lifetime Withdrawal Amount.
For Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit, the Spousal Continuation Option is automatically elected at the time of application for this contract and no reduction will be applied to the Lifetime Withdrawal Percentage. Contract Owners of Income Contracts who elected the Previous Plan's spousal benefit cannot remove the Spousal Continuation Option under this contract.
For Contract Owners of Income Contracts who declined the Previous Plan's spousal benefit, the Spousal Continuation Option is not available for election under this contract.

For Contract Owners of Accumulation Contracts, the Spousal Continuation Option is available for election at the time of application, subject to the conditions listed below. In exchange for the Spousal Continuation Option, the Lifetime Withdrawal Percentage will be reduced by a factor that is determined by the age of the spouse when the Contract Owner reaches age 65 (see Appendix D: Spousal Continuation Option Calculation for the applicable reduction factors and sample calculations).
The Spousal Continuation Option is available to the Contract Owners of Accumulation Contracts, provided that the following conditions are satisfied:
(1)	The Spousal Continuation Option must be elected at the time of application, and the Contract Owner/Annuitant cannot be younger than 40 or older than 90 on the Contract Issue Date.
(2)	After the first Guaranteed Lifetime Withdrawal, the Spousal Continuation Option may not be removed from the contract.
(3)	Only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner/Annuitant.
(4)	Both spouses must be named as beneficiaries.
(5)	No person other than the spouse may be named as Contingent Annuitant. Note: This will affect the timing and payment of the death benefit. No death benefit will be paid until the death of the Contract Owner and his/her spouse.
(6)	The spouse cannot be younger than 40 or older than 90 at the Withdrawal Start Date.
Note: If the contract is annuitized, Guaranteed Lifetime Withdrawals and the Spousal Continuation Option terminate.
Marriage Termination
If, prior to taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Spousal Continuation Option from the contract. Nationwide will remove the option upon the Contract Owner’s written request to the Service Center. If the Spousal Continuation Option is removed from the contract, the Lifetime Withdrawal Percentage will be recalculated to reflect a Lifetime Withdrawal Percentage that is no longer reduced by the applicable Lifetime Withdrawal Percentage reduction factor. Once the Spousal Continuation Option is removed from the contract, the option may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Guaranteed Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Spousal Continuation Option from the contract.
Risks Associated with the Spousal Continuation Option
There are situations where a Contract Owner who elects the Spousal Continuation Option will not receive the benefits associated with the option. This will occur if:
(1)	the spouse (the Contingent Annuitant) dies before you;
(2)	the contract is annuitized; or
(3)	after the Withdrawal Start Date, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Spousal Continuation Option, but he/she will continue to receive a reduced Lifetime Withdrawal Percentage.
Ownership and Interests in the Contract
Contract Owner/Annuitant
The Contract Owner and the Annuitant must be the same person for contracts described in this prospectus. The Contract Owner/Annuitant has all rights under the contract and is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. The death of the Contract Owner/Annuitant will also trigger the death benefit (unless a Contingent Annuitant is named). The Contract Owner/Annuitant must be between the ages of 40 and 90 on the Contract Issue Date, unless Nationwide approves a request for a Contract Owner/Annuitant of lesser or greater age.

Contingent Annuitant
If the Contract Owner/Annuitant dies before the Annuitization Date, the Contingent Annuitant replaces the Contract Owner/Annuitant and becomes the new determining life for Guaranteed Lifetime Withdrawals, annuity payments, and any death benefit. The Contingent Annuitant must be between the ages of 40 and 90 at the Withdrawal Start Date, unless Nationwide approves a request for a Contingent Annuitant of lesser or greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Contract Owner/Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Contract Owner/Annuitant and Contingent Annuitant.
If the Spousal Continuation Option is elected, the Contract Owner’s spouse must be named as the Contingent Annuitant.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Contract Owner/Annuitant dies before the Annuitization Date and there is no Contingent Annuitant. The Contract Owner/Annuitant can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner/Annuitant can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date, the Contract Owner may request to change the beneficiary or contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Contingent Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:

(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Subsequent Purchase Payments
Subsequent purchase payments are not permitted under this contract.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts. If fees are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Note: The Variable Account fees shown above reflect only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other fees that are assessed via the redemption of Accumulation Units (the Guaranteed Lifetime Withdrawal Fee).
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account fees.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing or over the telephone to the Service Center. Nationwide may restrict or withdraw the telephone transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract financial professionals via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.

Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.

Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
For Accumulation Contracts, withdrawals taken before the Withdrawal Start Date (also known as early withdrawals) negatively impact the Current Guaranteed Lifetime Withdrawal Base. Additionally, for both Accumulation Contracts and Income Contracts, withdrawals after the Withdrawal Start Date that are in excess of the Guaranteed Lifetime Withdrawal Amount (also known as excess withdrawals) will also negatively impact the Current Guaranteed Lifetime Withdrawal Base. Finally, for Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 constitutes the Withdrawal Start Date (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay these fees are subject to the provisions of the contract (may reduce the Current Guaranteed Lifetime Withdrawal Base) and may be subject to income tax and/or tax penalties. Note: For Accumulation Contracts, the first withdrawal taken from the contract after the Contract Owner reaches age 65 establishes the Withdrawal Start Date even if it is taken to pay investment advisory fees (see Guaranteed Lifetime Withdrawals and Spousal Continuation Option).
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account fees
•	underlying mutual fund fees
•	the investment performance of the underlying mutual funds
•	a prorated Guaranteed Lifetime Withdrawal Fee
•	a $30 Contract Maintenance Fee (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contract rights are personal to the Contract Owner and may not be assigned.
Contract Owner Services
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner/Annuitant
If a Contract Owner/Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a Contingent Annuitant is named. If a Contingent Annuitant is named then no death benefit is payable until the death of both the Contract Owner/Annuitant and the Contingent Annuitant. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death and Spousal Continuation Option
If the Spousal Continuation Option is elected, no death benefit is payable until both spouses die. After the death of the first spouse, the surviving spouse will continue to receive Guaranteed Lifetime Withdrawals until their death or annuitization.
Death Benefit Calculation
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 70½.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing, submitted in good order, to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
An election to begin annuity payments will terminate all benefits, conditions, guarantees, and fees associated with Guaranteed Lifetime Withdrawals.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.

Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account fees, which is equal to 0.70% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the

Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 333-176908

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Appendix B: Condensed Financial Information
The contracts were not available for sale as of December 31, 2019. Therefore, no Condensed Financial Information is available.

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.

Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs
Distributions from IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.

Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for IRAs and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70½ prior to January 1, 2020, distributions from IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
Distributions from IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. For death of the contract owner’s spouse on or after January 1, 2020 the entire balance must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: Spousal Continuation Option Calculation
The following table provides the Lifetime Withdrawal Percentage reduction factors that are applicable when a Contract Owner elects the Spousal Continuation Option.
Age of Spouse when Contract Owner reaches age 65	Percent multiplied by the Lifetime Withdrawal Percentage
40	47%
41	48%
42	49%
43	49%
44	49%
45	49%
46	50%
47	52%
48	53%
49	55%
50	57%
51	58%
52	60%
53	61%
54	63%
55	64%
56	66%
57	67%
58	69%
59	70%
60	72%
61	73%
62	75%
63	76%
64	78%
65	79%
66	81%
67	82%
68	83%
69	85%
70	86%
71	87%
72	88%

Example of the calculation of the Lifetime Withdrawal Percentage when the Spousal Continuation Option is elected:
In this example, the Contract Owner transfers his/her Previous Plan’s assets to this contract and elects the Spousal Continuation Option at the time of application:
Lifetime Withdrawal Percentage=*6.5%
Spouse’s Age when the Contract Owner reaches age 65=55
Reduction factor from the above table=64%
The Lifetime Withdrawal Percentage is multiplied by the reduction factor resulting in a reduced Lifetime Withdrawal Percentage, as follows:
6.5% x 64%=4.16%
Therefore, the Contract Owner’s Lifetime Withdrawal Percentage would be 4.16% if he/she elected the Spousal Continuation Option.
*	The Lifetime Withdrawal Percentage is a hypothetical percentage for the purposes of this example.

Nationwide DestinationSM Income Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
No commissions are payable on the sale of a contract described in the prospectus.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

ABERDEEN FUNDS
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)(1)
Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
American Century International Growth Fund: Class A (TCIGA)
American Century International Growth Fund: Investor Class (TCIGR)
American Century Growth Fund: Investor Class (TCG)
American Century Income & Growth Fund: Class A (ACIGA)
American Century Income & Growth: Investor Class (IGF)
American Century Short-Term Government Fund: Investor Class (BSTG)
American Century Ultra(R) Fund: Investor Class (TCUL)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)(1)
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)(1)
BNY Mellon S&P 500 Index Fund (DSPI)(1)
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)(1)
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)(1)
DELAWARE FUNDS BY MACQUARIE
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
FEDERATED INVESTORS
Federated Bond Fund - Class F Shares (FBDF)
Federated Equity Income Fund - Class F Shares (FEQIF)
Federated High Yield Trust - Service Shares (FHYT)
Federated Intermediate Corporate Bond Fund: Service Shares (FIIF)
FIDELITY INVESTMENTS
Fidelity Capital & Income Fund (FCI)
Fidelity Equity-Income Fund (FEI)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Magellan(R) Fund (FMG)
Fidelity Puritan Fund (FPR)
Fidelity Advisor Balanced Fund: Class A (FABA)
Fidelity Advisor Balanced Fund - Class M (FAB)
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
Fidelity Advisor Equity Income Fund - Class M (FAEI)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
Fidelity Advisor Overseas Fund: Class A (FAOA)
Fidelity Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Mutual U.S. Value Fund - Class A (FRBSI)(1)
Templeton Foreign Fund - Class A (TFF)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)

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INVESCO INVESTMENTS
Invesco Real Estate Fund: Class A (AREA)
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
Invesco Equity and Income Fund: Class A (VKEIA)
Invesco Growth and Income Fund: Class A (VKGIA)
Invesco Mid Cap Growth Fund: Class A (VKGA)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer Capital Appreciation Fund - Class A (OCAF)(1)
Invesco Oppenheimer Global Fund - Class A (OGF)(1)
Invesco Oppenheimer Global Strategic Income Fund - Class A (OSI)(1)
JANUS HENDERSON INVESTORS
Janus Henderson Forty Fund - Class T (JAFRT)
Janus Henderson Balanced Fund: Class S (JBS)
Janus Henderson Overseas Fund - Class S (JOS)
Janus Henderson Research Fund - Class T (JMERC)
Janus Henderson Global Research Fund - Class T (JWF)
Janus Henderson Global Research Fund - Class S (JWS)
LAZARD FUNDS
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Strategic Income Fund: Class A (MSI)
NATIONWIDE FUNDS GROUP
Nationwide Bond Fund - Institutional Service Class (NBF)
Nationwide Bond Index Fund: Class A (NBIXA)
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
Nationwide Government Money Market Fund - Investor Shares (MMF)
Nationwide Government Money Market Fund - Service Class (MMFR)
Nationwide Fund - Class A (NFA)
Nationwide Fund - Institutional Service Class (NF)
Nationwide Dynamic U.S. Growth Fund - Class A (NGFA)
Nationwide Dynamic U.S. Growth Fund - Class R6 (NGF)
Nationwide S&P 500 Index Fund: Service Class (NIXR)
Nationwide Small Cap Index Fund: Class A (NSCIXA)
Nationwide International Index Fund: Class A (NIIXA)
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Genesis Fund - Trust Class (NBGST)
Neuberger Berman Guardian Fund - Investor Class (NBGF)
Neuberger Berman Guardian Fund - Trust Class (NBGT)
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)

3

PIMCO FUNDS
PIMCO Total Return Fund: Class A (PMTRA)
PUTNAM INVESTMENTS
Putnam Growth Opportunities Fund - Class A (PUGOA)
Putnam International Equity Fund: Class A (PUIGA)
WELLS FARGO FUNDS
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)(1)
Wells Fargo Common Stock Fund - Class A (SACSA)
Wells Fargo Enterprise Fund - Class A (WFENAD)
Wells Fargo Growth Fund - Class A (SGRA)
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from October 19, 2018 (inception) to December 31, 2018.

BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Core Plus Fund - Class A (DMICPA)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from February 23, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Small Cap Growth Fund - Class A (WRSCGA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from January 25, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Tactical Allocation Fund - Class A (VRTAA)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to October 31, 2018 (liquidation).

DREYFUS CORPORATION
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)

Statement of operations for the period from January 1, 2019 to January 25, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to January 25, 2019 (liquidation) and the year ended December 31, 2018.

VIRTUS MUTUAL FUNDS
Virtus Strategic Allocation Fund - Class A (PBF)

4

Statement of changes in contract owners’ equity for the period from January 1, 2018 to February 23, 2018 (liquidation).

IVY INVESTMENTS
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)

(1) See Note 1 to the financial statements for the former name of the sub-account.

5

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity

PRSCA	43,229	$1,235,299	$1,389,821	$1	$1,389,822	$-	$1,389,822	$1,389,822	$-	$1,389,822
ADGFIS	41,904	425,168	424,484	-	424,484	12	424,472	424,472	-	424,472
ADUES	108,345	1,314,849	1,471,322	-	1,471,322	13	1,471,309	1,471,309	-	1,471,309
TCIGA	3,947	47,135	50,755	-	50,755	26	50,729	50,729	-	50,729
TCIGR	24,319	285,049	310,070	6	310,076	-	310,076	310,076	-	310,076
TCG	171,088	5,030,934	6,232,734	131	6,232,865	-	6,232,865	6,228,712	4,153	6,232,865
ACIGA	35,552	1,176,342	1,380,147	-	1,380,147	32	1,380,115	1,380,115	-	1,380,115
IGF	86,468	3,078,519	3,361,873	-	3,361,873	25	3,361,848	3,361,848	-	3,361,848
BSTG	107,158	1,027,606	1,022,291	-	1,022,291	79	1,022,212	1,022,212	-	1,022,212
TCUL	168,787	5,812,161	8,803,919	-	8,803,919	21	8,803,898	8,803,898	-	8,803,898
ACVI2	99,320	1,053,850	1,140,198	-	1,140,198	38	1,140,160	1,140,160	-	1,140,160
DMICPA	97,451	949,346	1,021,284	-	1,021,284	11	1,021,273	1,021,273	-	1,021,273
DAF	77,150	2,745,932	2,599,187	-	2,599,187	27	2,599,160	2,599,160	-	2,599,160
DPBOZ	24,365	512,216	562,094	-	562,094	27	562,067	562,067	-	562,067
DSPI	285,970	13,238,680	14,392,857	-	14,392,857	9	14,392,848	14,392,848	-	14,392,848
DROSC	2,311	79,349	64,400	-	64,400	21	64,379	64,379	-	64,379
DTC	31,719	404,010	430,430	-	430,430	31	430,399	430,399	-	430,399
DWHYOI	208,562	818,160	794,621	1,031	795,652	-	795,652	795,652	-	795,652
FBDF	181,754	1,709,263	1,748,471	-	1,748,471	21	1,748,450	1,748,450	-	1,748,450
FEQIF	485	11,511	10,710	-	10,710	-	10,710	10,710	-	10,710
FHYT	271,661	1,799,717	1,833,710	-	1,833,710	63	1,833,647	1,833,647	-	1,833,647
FIIF	26,394	245,142	246,780	-	246,780	21	246,759	246,759	-	246,759
FCI	20,677	196,752	211,937	80	212,017	-	212,017	212,017	-	212,017
FEI	88,828	4,717,743	5,382,069	-	5,382,069	29	5,382,040	5,382,040	-	5,382,040
FHIP	477	2,632	2,591	-	2,591	14	2,577	2,577	-	2,577
FMG	681,877	6,123,279	6,955,142	-	6,955,142	9	6,955,133	6,955,133	-	6,955,133
FPR	305,621	6,559,787	6,952,868	-	6,952,868	8	6,952,860	6,952,860	-	6,952,860
FABA	6,631	120,905	148,071	22	148,093	-	148,093	148,093	-	148,093
FAB	40,291	826,214	911,373	-	911,373	13	911,360	911,360	-	911,360
FAEGA	82,091	755,082	1,016,283	-	1,016,283	35	1,016,248	1,016,248	-	1,016,248
FAEIA	47,362	1,396,579	1,382,961	-	1,382,961	62	1,382,899	1,382,899	-	1,382,899
FAEI	48,182	1,429,963	1,447,386	-	1,447,386	10	1,447,376	1,447,376	-	1,447,376
FO2	84,526	1,689,767	1,935,647	-	1,935,647	46	1,935,601	1,935,601	-	1,935,601
FAGOA	12,305	834,051	1,092,069	-	1,092,069	18	1,092,051	1,092,051	-	1,092,051
FAGO	48,853	3,163,241	4,285,858	3	4,285,861	-	4,285,861	4,285,861	-	4,285,861
FAHY	46,091	482,525	530,972	-	530,972	28	530,944	530,944	-	530,944
FAOA	34	608	869	-	869	-	869	869	-	869
FAM	64,213	1,111,391	1,196,288	-	1,196,288	7	1,196,281	1,196,281	-	1,196,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity

TIF2	92,121	1,350,036	1,283,250	-	1,283,250	33	1,283,217	1,283,217	-	1,283,217
FRBSI	37,045	1,427,184	1,261,025	-	1,261,025	28	1,260,997	1,260,997	-	1,260,997
TFF	85,776	493,483	623,593	3	623,596	-	623,596	623,596	-	623,596
TMSF	124,420	3,142,474	3,391,678	4	3,391,682	-	3,391,682	3,390,590	1,092	3,391,682
FSCG	33,298	1,147,546	1,089,838	-	1,089,838	52	1,089,786	1,089,786	-	1,089,786
AREA	27,491	599,467	603,162	-	603,162	38	603,124	601,965	1,159	603,124
ASCGI	9,079	344,535	340,629	-	340,629	23	340,606	340,606	-	340,606
VKEIA	3,900	41,269	40,136	-	40,136	10	40,126	40,126	-	40,126
VKGIA	36,019	911,718	847,876	-	847,876	20	847,856	845,205	2,651	847,856
VKGA	132,276	4,616,168	4,470,926	-	4,470,926	63	4,470,863	4,470,863	-	4,470,863
OVGSS	124,727	4,948,063	5,232,285	25	5,232,310	-	5,232,310	5,226,727	5,583	5,232,310
OCAF	19,176	1,055,820	1,066,360	-	1,066,360	57	1,066,303	1,066,303	-	1,066,303
OGF	35,849	2,127,963	3,438,963	-	3,438,963	12	3,438,951	3,438,951	-	3,438,951
OSI	106,156	428,046	401,269	-	401,269	53	401,216	401,216	-	401,216
WRSCGA	21,349	388,399	361,004	-	361,004	27	360,977	360,977	-	360,977
JAFRT	434,804	13,266,419	15,987,742	-	15,987,742	57	15,987,685	15,987,685	-	15,987,685
JBS	44,186	1,394,108	1,623,397	-	1,623,397	22	1,623,375	1,623,375	-	1,623,375
JOS	1,251	40,471	42,661	-	42,661	24	42,637	42,637	-	42,637
JMERC	83,939	3,665,541	4,182,677	-	4,182,677	32	4,182,645	4,182,645	-	4,182,645
JWF	20,365	939,967	1,715,137	-	1,715,137	18	1,715,119	1,715,119	-	1,715,119
JWS	3,629	214,203	309,977	-	309,977	55	309,922	309,922	-	309,922
LSC	198,689	2,534,282	2,499,512	-	2,499,512	15	2,499,497	2,499,497	-	2,499,497
MSI	144,196	959,259	977,647	-	977,647	19	977,628	977,628	-	977,628
NBF	109,385	1,056,734	1,087,291	43	1,087,334	-	1,087,334	1,087,334	-	1,087,334
NBIXA	21,947	237,641	248,006	-	248,006	17	247,989	247,989	-	247,989
NIPSIS	139,126	1,364,413	1,400,996	-	1,400,996	70	1,400,926	1,400,926	-	1,400,926
MMF	3,626,680	3,626,680	3,626,680	-	3,626,680	30	3,626,650	3,626,650	-	3,626,650
MMFR	1,658,374	1,658,374	1,658,374	-	1,658,374	33	1,658,341	1,657,893	448	1,658,341
NFA	40,171	702,663	950,844	-	950,844	22	950,822	945,329	5,493	950,822
NF	121,234	2,289,707	2,802,919	-	2,802,919	105	2,802,814	2,802,814	-	2,802,814
NGFA	81,691	781,670	785,050	39	785,089	-	785,089	785,089	-	785,089
NGF	23,585	234,189	246,464	35	246,499	-	246,499	246,499	-	246,499
NIXR	274,213	3,991,659	4,387,415	-	4,387,415	51	4,387,364	4,387,364	-	4,387,364
NSCIXA	43,795	521,777	427,437	-	427,437	49	427,388	425,994	1,394	427,388
NIIXA	541	3,488	4,324	-	4,324	10	4,314	4,314	-	4,314
NMCIXA	50,125	831,854	769,422	-	769,422	13	769,409	769,409	-	769,409
IDAS	132,997	1,309,711	1,196,973	-	1,196,973	38	1,196,935	1,196,935	-	1,196,935
IDMAS	333,011	3,305,591	3,083,680	-	3,083,680	46	3,083,634	3,083,634	-	3,083,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity

IDMS	304,076	3,004,369	2,840,068	15	2,840,083	-	2,840,083	2,840,083	-	2,840,083
IDMCS	44,563	445,339	442,061	-	442,061	42	442,019	442,019	-	442,019
IDCS	43,106	442,273	442,693	-	442,693	8	442,685	442,685	-	442,685
NVMIG6	33,823	356,222	378,817	-	378,817	19	378,798	378,798	-	378,798
NVTIV3	23,984	265,569	248,711	-	248,711	13	248,698	248,698	-	248,698
GVIDA	119,973	1,532,076	1,487,670	-	1,487,670	22	1,487,648	1,487,648	-	1,487,648
GVDMA	294,683	3,890,764	3,686,490	-	3,686,490	19	3,686,471	3,686,471	-	3,686,471
GVIDM	263,580	3,304,572	3,057,531	-	3,057,531	17	3,057,514	3,057,514	-	3,057,514
GVDMC	82,798	910,605	884,286	2	884,288	-	884,288	884,288	-	884,288
GVIDC	68,056	685,341	679,199	-	679,199	21	679,178	679,178	-	679,178
NBGST	111,356	6,149,220	6,529,891	-	6,529,891	109	6,529,782	6,522,599	7,183	6,529,782
NBGF	73,774	1,250,352	1,391,384	-	1,391,384	27	1,391,357	1,391,357	-	1,391,357
NBGT	7,699	135,568	145,275	-	145,275	52	145,223	145,223	-	145,223
PF	75,772	2,201,076	2,448,196	-	2,448,196	28	2,448,168	2,448,168	-	2,448,168
NBPT	4,429	132,387	143,329	-	143,329	38	143,291	143,291	-	143,291
NLMB	30,303	238,936	236,058	-	236,058	13	236,045	236,045	-	236,045
NBSRT	35,550	1,266,145	1,342,008	-	1,342,008	38	1,341,970	1,341,970	-	1,341,970
PMTRA	132,826	1,418,033	1,373,422	-	1,373,422	183	1,373,239	1,373,239	-	1,373,239
PUGOA	1,808	48,398	70,647	-	70,647	13	70,634	70,634	-	70,634
PUIGA	229	5,142	5,606	1	5,607	-	5,607	5,607	-	5,607
VRTAA	55,501	489,355	562,776	124	562,900	252	562,648	562,648	-	562,648
WFAIVD	46,333	591,068	629,199	-	629,199	19	629,180	629,180	-	629,180
SACSA	97,092	2,042,986	1,908,835	-	1,908,835	5	1,908,830	1,908,830	-	1,908,830
WFENAD	2,020	89,007	100,909	-	100,909	21	100,888	100,888	-	100,888
SGRA	22,086	741,959	726,411	-	726,411	14	726,397	726,397	-	726,397
WFLCCA	7,407	125,966	123,400	17	123,417	-	123,417	123,417	-	123,417
WFLGA	58,277	2,562,946	2,473,287	-	2,473,287	15	2,473,272	2,473,272	-	2,473,272
Total (unaudited)			$191,569,320	$1,582	$191,570,902	$2,886	$191,568,016	$191,538,860	$29,156	$191,568,016

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	Total (unaudited)	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA
Reinvested dividends	$2,284,913	-	13,658	3,556	-	252	15,194	23,583
Mortality and expense risk charges (note 2)	(2,350,085)	(18,833)	(5,334)	(18,457)	(604)	(3,908)	(74,819)	(15,551)
Net investment income (loss)	(65,172)	(18,833)	8,324	(14,901)	(604)	(3,656)	(59,625)	8,032
Realized gain (loss) on investments	3,191,560	77,680	(481)	76,117	257	6,798	124,476	41,580
Change in unrealized gain (loss) on investments	25,737,901	134,087	15,382	226,237	10,970	65,990	1,254,862	181,716
Net gain (loss) on investments	28,929,461	211,767	14,901	302,354	11,227	72,788	1,379,338	223,296
Reinvested capital gains	11,574,646	101,124	-	127,278	147	902	315,713	25,917
Net increase (decrease) in contract owners' equity resulting from operations	$40,438,935	294,058	23,225	414,731	10,770	70,034	1,635,426	257,245

Investment Activity:	IGF	BSTG	TCUL	ACVI2	DMICPA	DAF	DPBOZ	DSPI
Reinvested dividends	$69,024	17,264	-	7,663	27,420	25,003	7,883	211,279
Mortality and expense risk charges (note 2)	(44,318)	(12,099)	(104,003)	(13,571)	(12,360)	(31,628)	(7,219)	(174,483)
Net investment income (loss)	24,706	5,165	(104,003)	(5,908)	15,060	(6,625)	664	36,796
Realized gain (loss) on investments	253,432	(2,453)	425,538	(4,454)	1,631	(231,429)	2,408	603,119
Change in unrealized gain (loss) on investments	337,750	12,710	1,594,066	198,786	66,653	705,185	79,217	1,126,839
Net gain (loss) on investments	591,182	10,257	2,019,604	194,332	68,284	473,756	81,625	1,729,958
Reinvested capital gains	63,048	-	362,037	55,496	-	239,042	11,284	1,597,022
Net increase (decrease) in contract owners' equity resulting from operations	$678,936	15,422	2,277,638	243,920	83,344	706,173	93,573	3,363,776

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	DROSC	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FCI
Reinvested dividends	$115	4,941	42,967	59,267	189	87,771	6,132	8,947
Mortality and expense risk charges (note 2)	(884)	(5,129)	(9,916)	(20,851)	(119)	(22,919)	(2,913)	(2,671)
Net investment income (loss)	(769)	(188)	33,051	38,416	70	64,852	3,219	6,276
Realized gain (loss) on investments	(3,464)	(8,964)	(7,712)	(9,817)	(25)	(503)	(550)	962
Change in unrealized gain (loss) on investments	15,577	114,889	75,770	152,715	1,708	153,656	14,272	23,070
Net gain (loss) on investments	12,113	105,925	68,058	142,898	1,683	153,153	13,722	24,032
Reinvested capital gains	-	4,820	-	-	-	2,461	-	1,563
Net increase (decrease) in contract owners' equity resulting from operations	$11,344	110,557	101,109	181,314	1,753	220,466	16,941	31,871

Investment Activity:	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA
Reinvested dividends	$96,631	135	29,980	107,667	1,955	9,603	-	32,959
Mortality and expense risk charges (note 2)	(67,052)	(36)	(87,146)	(89,514)	(1,679)	(11,349)	(12,069)	(18,100)
Net investment income (loss)	29,579	99	(57,166)	18,153	276	(1,746)	(12,069)	14,859
Realized gain (loss) on investments	235,535	16	283,351	122,958	3,276	14,745	118,060	56,218
Change in unrealized gain (loss) on investments	631,820	255	569,662	883,764	22,093	143,625	72,587	168,549
Net gain (loss) on investments	867,355	271	853,013	1,006,722	25,369	158,370	190,647	224,767
Reinvested capital gains	279,192	-	892,441	192,612	2,247	13,606	88,694	74,116
Net increase (decrease) in contract owners' equity resulting from operations	$1,176,126	370	1,688,288	1,217,487	27,892	170,230	267,272	313,742

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2
Reinvested dividends	$28,135	27,534	-	-	21,655	12	20,844	21,811
Mortality and expense risk charges (note 2)	(17,419)	(24,137)	(10,588)	(50,102)	(6,475)	(8)	(14,855)	(16,350)
Net investment income (loss)	10,716	3,397	(10,588)	(50,102)	15,180	4	5,989	5,461
Realized gain (loss) on investments	24,396	11,628	57,199	208,295	4,204	41	11,975	(111,907)
Change in unrealized gain (loss) on investments	186,957	338,315	173,629	860,145	52,716	140	128,092	230,212
Net gain (loss) on investments	211,353	349,943	230,828	1,068,440	56,920	181	140,067	118,305
Reinvested capital gains	75,627	68,489	40,459	170,777	275	-	28,179	13,019
Net increase (decrease) in contract owners' equity resulting from operations	$297,696	421,829	260,699	1,189,115	72,375	185	174,235	136,785

Investment Activity:	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA
Reinvested dividends	$18,550	20,019	76,390	-	9,287	-	843	15,507
Mortality and expense risk charges (note 2)	(15,668)	(8,067)	(41,858)	(13,260)	(7,725)	(4,264)	(658)	(10,398)
Net investment income (loss)	2,882	11,952	34,532	(13,260)	1,562	(4,264)	185	5,109
Realized gain (loss) on investments	(35,277)	34,671	117,426	8,708	(14,374)	(5,858)	(3,562)	(5,692)
Change in unrealized gain (loss) on investments	204,894	18,190	299,497	111,393	107,624	59,040	11,741	119,884
Net gain (loss) on investments	169,617	52,861	416,923	120,101	93,250	53,182	8,179	114,192
Reinvested capital gains	74,412	-	180,304	173,274	41,009	26,493	1,685	54,032
Net increase (decrease) in contract owners' equity resulting from operations	$246,911	64,813	631,759	280,115	135,821	75,411	10,049	173,333

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VKGA	OVGSS	OCAF	OGF	OSI	WRSCGA	JAFRT	JBS
Reinvested dividends	$-	30,659	-	17,989	19,413	-	28,752	29,105
Mortality and expense risk charges (note 2)	(53,599)	(62,210)	(12,368)	(41,086)	(5,202)	(4,859)	(194,142)	(19,158)
Net investment income (loss)	(53,599)	(31,551)	(12,368)	(23,097)	14,211	(4,859)	(165,390)	9,947
Realized gain (loss) on investments	44,681	(2,889)	32,794	33,145	(11,713)	(8,550)	223,584	61,901
Change in unrealized gain (loss) on investments	283,432	568,330	60,905	780,137	34,003	61,377	3,270,544	214,279
Net gain (loss) on investments	328,113	565,441	93,699	813,282	22,290	52,827	3,494,128	276,180
Reinvested capital gains	856,226	692,391	207,677	27,898	-	23,670	1,026,151	13,701
Net increase (decrease) in contract owners' equity resulting from operations	$1,130,740	1,226,281	289,008	818,083	36,501	71,638	4,354,889	299,828

Investment Activity:	JOS	JMERC	JWF	JWS	LSC	MSI	NBF	NBIXA
Reinvested dividends	$701	20,507	17,180	2,965	-	33,333	32,344	5,550
Mortality and expense risk charges (note 2)	(490)	(50,871)	(21,351)	(3,597)	(30,363)	(14,077)	(14,224)	(3,048)
Net investment income (loss)	211	(30,364)	(4,171)	(632)	(30,363)	19,256	18,120	2,502
Realized gain (loss) on investments	57	55,512	91,201	19,043	(40,523)	10,157	(5,772)	(366)
Change in unrealized gain (loss) on investments	9,179	718,680	237,226	39,156	546,124	79,086	65,578	13,294
Net gain (loss) on investments	9,236	774,192	328,427	58,199	505,601	89,243	59,806	12,928
Reinvested capital gains	-	368,303	61,022	10,858	79,208	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$9,447	1,112,131	385,278	68,425	554,446	108,499	77,926	15,430

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NIPSIS	MMF	MMFR	NFA	NF	NGFA	NGF	NIXR
Reinvested dividends	$22,945	63,037	28,320	6,352	25,937	9,970	3,730	73,364
Mortality and expense risk charges (note 2)	(17,620)	(48,128)	(23,033)	(11,390)	(34,728)	(8,768)	(3,039)	(51,566)
Net investment income (loss)	5,325	14,909	5,287	(5,038)	(8,791)	1,202	691	21,798
Realized gain (loss) on investments	1	-	-	17,966	165,741	(22,073)	5,987	55,620
Change in unrealized gain (loss) on investments	85,764	-	-	187,866	463,991	174,092	50,435	756,844
Net gain (loss) on investments	85,765	-	-	205,832	629,732	152,019	56,422	812,464
Reinvested capital gains	-	-	-	18,715	56,433	51,246	14,867	183,273
Net increase (decrease) in contract owners' equity resulting from operations	$91,090	14,909	5,287	219,509	677,374	204,467	71,980	1,017,535

Investment Activity:	NSCIXA	NIIXA	NMCIXA	IDAS	IDMAS	IDMS	IDMCS	IDCS
Reinvested dividends	$3,518	118	7,363	46,694	120,820	105,868	14,551	11,518
Mortality and expense risk charges (note 2)	(5,133)	(42)	(8,869)	(14,413)	(35,965)	(36,080)	(5,705)	(4,854)
Net investment income (loss)	(1,615)	76	(1,506)	32,281	84,855	69,788	8,846	6,664
Realized gain (loss) on investments	(24,738)	11	(13,316)	8,503	2,871	(1,619)	(1,604)	(849)
Change in unrealized gain (loss) on investments	84,871	583	138,915	110,756	268,178	284,784	40,770	30,274
Net gain (loss) on investments	60,133	594	125,599	119,259	271,049	283,165	39,166	29,425
Reinvested capital gains	26,106	58	30,779	85,807	206,292	105,166	8,791	1,452
Net increase (decrease) in contract owners' equity resulting from operations	$84,624	728	154,872	237,347	562,196	458,119	56,803	37,541

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVMIG6	NVTIV3	GVIDA	GVDMA	GVIDM	GVDMC	GVIDC	NBGST
Reinvested dividends	$3,174	5,838	27,770	72,667	63,894	18,675	14,489	369
Mortality and expense risk charges (note 2)	(4,707)	(2,894)	(19,120)	(45,680)	(36,991)	(10,772)	(8,563)	(82,643)
Net investment income (loss)	(1,533)	2,944	8,650	26,987	26,903	7,903	5,926	(82,274)
Realized gain (loss) on investments	(11,548)	(1,337)	(8,337)	51,061	(21,348)	(23,796)	(1,670)	213,292
Change in unrealized gain (loss) on investments	91,177	67	174,072	226,337	165,141	72,041	32,864	1,106,149
Net gain (loss) on investments	79,629	(1,270)	165,735	277,398	143,793	48,245	31,194	1,319,441
Reinvested capital gains	21,517	21,781	121,526	331,471	254,436	39,754	13,239	356,998
Net increase (decrease) in contract owners' equity resulting from operations	$99,613	23,455	295,911	635,856	425,132	95,902	50,359	1,594,165

Investment Activity:	NBGF	NBGT	PF	NBPT	NLMB	NBSRT	PMTRA	PUGOA
Reinvested dividends	$4,746	237	41,591	2,156	6,442	6,241	48,057	-
Mortality and expense risk charges (note 2)	(17,095)	(1,608)	(30,415)	(1,221)	(3,194)	(15,188)	(17,067)	(795)
Net investment income (loss)	(12,349)	(1,371)	11,176	935	3,248	(8,947)	30,990	(795)
Realized gain (loss) on investments	28,748	(6,343)	2,637	(165)	(1,460)	(6,325)	(14,647)	1,450
Change in unrealized gain (loss) on investments	288,947	41,475	403,419	17,526	4,692	185,664	70,546	15,523
Net gain (loss) on investments	317,695	35,132	406,056	17,361	3,232	179,339	55,899	16,973
Reinvested capital gains	76,897	8,014	50,535	2,919	-	104,908	1,121	2,604
Net increase (decrease) in contract owners' equity resulting from operations	$382,243	41,775	467,767	21,215	6,480	275,300	88,010	18,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PUIGA	VRTAA	WFAIVD	SACSA	WFENAD	SGRA	WFLCCA	WFLGA
Reinvested dividends	$87	5,764	6,112	229	-	-	2,147	-
Mortality and expense risk charges (note 2)	(72)	(5,669)	(7,629)	(24,070)	(1,376)	(9,138)	(1,568)	(30,862)
Net investment income (loss)	15	95	(1,517)	(23,841)	(1,376)	(9,138)	579	(30,862)
Realized gain (loss) on investments	3	939	5,806	(35,843)	2,559	(84,132)	3,742	(67,242)
Change in unrealized gain (loss) on investments	1,057	73,421	96,516	257,219	24,785	238,069	4,378	492,529
Net gain (loss) on investments	1,060	74,360	102,322	221,376	27,344	153,937	8,120	425,287
Reinvested capital gains	-	6,727	52,801	221,479	6,226	82,287	19,748	222,772
Net increase (decrease) in contract owners' equity resulting from operations	$1,075	81,182	153,606	419,014	32,194	227,086	28,447	617,197

Investment Activity:	PBF
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(404)
Net investment income (loss)	(404)
Realized gain (loss) on investments	(9,425)
Change in unrealized gain (loss) on investments	37,903
Net gain (loss) on investments	28,478
Reinvested capital gains	-
Net increase (decrease) in contract owners' equity resulting from operations	$28,074

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		PRSCA		ADGFIS		ADUES
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(65,172)	(396,162)	(18,833)	(22,251)	8,324	12,973	(14,901)	(14,794)
Realized gain (loss) on investments	3,191,560	5,273,557	77,680	107,337	(481)	(367)	76,117	102,998

Change in unrealized gain (loss) on investments	25,737,901	(31,164,033)	134,087	(488,973)	15,382	(17,542)	226,237	(329,458)
Reinvested capital gains	11,574,646	15,458,711	101,124	165,269	-	3,810	127,278	138,992
Net increase (decrease) in contract owners' equity resulting from operations	40,438,935	(10,827,927)	294,058	(238,618)	23,225	(1,126)	414,731	(102,262)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,348,272	7,379,611	44,411	42,433	21,169	19,048	43,325	42,586
Transfers between funds	-	-	(68,642)	(26,738)	16,631	(979)	(1,899)	(43,613)
Redemptions (notes 2, 3 and 4)	(20,741,170)	(28,439,728)	(231,633)	(278,702)	(23,930)	(53,310)	(205,426)	(250,330)
Adjustments to maintain reserves	(3,299)	73	5	25	3	(11)	(3)	(5)
Net equity transactions	(14,396,197)	(21,060,044)	(255,859)	(262,983)	13,873	(35,251)	(164,003)	(251,363)
Net change in contract owners' equity	26,042,738	(31,887,971)	38,199	(501,601)	37,098	(36,377)	250,728	(353,625)
Contract owners' equity beginning of period	165,525,278	197,413,249	1,351,623	1,853,224	387,374	423,751	1,220,581	1,574,206
Contract owners' equity end of period	$191,568,016	165,525,278	1,389,822	1,351,623	424,472	387,374	1,471,309	1,220,581
CHANGES IN UNITS:
Beginning units	7,611,881	8,516,579	31,858	37,216	34,972	38,123	64,397	76,645
Units purchased	575,621	696,402	1,458	1,616	3,346	3,525	2,110	2,399
Units redeemed	(1,114,905)	(1,601,100)	(6,568)	(6,974)	(2,120)	(6,676)	(9,068)	(14,647)
Ending units	7,072,597	7,611,881	26,748	31,858	36,198	34,972	57,439	64,397

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TCIGA		TCIGR		TCG		ACIGA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(604)	(344)	(3,656)	(1,195)	(59,625)	(62,676)	8,032	5,166
Realized gain (loss) on investments	257	7,503	6,798	5,411	124,476	273,536	41,580	99,051

Change in unrealized gain (loss) on investments	10,970	(19,129)	65,990	(89,330)	1,254,862	(911,364)	181,716	(321,547)
Reinvested capital gains	147	4,188	902	28,795	315,713	593,005	25,917	113,059
Net increase (decrease) in contract owners’ equity resulting from operations	10,770	(7,782)	70,034	(56,319)	1,635,426	(107,499)	257,245	(104,271)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	52,895	78,258	13,825	12,777
Transfers between funds	-	-	(16,032)	(5,342)	(6,101)	7,684	2,005	18,659
Redemptions (notes 2, 3 and 4)	(1,044)	(18,367)	(27,366)	(5,837)	(436,410)	(685,421)	(64,793)	(155,958)
Adjustments to maintain reserves	(15)	4	29	(11)	111	31	(12)	(13)
Net equity transactions	(1,059)	(18,363)	(43,369)	(11,189)	(389,505)	(599,448)	(48,975)	(124,535)
Net change in contract owners’ equity	9,711	(26,145)	26,665	(67,508)	1,245,921	(706,947)	208,270	(228,806)
Contract owners’ equity beginning of period	41,018	67,163	283,411	350,919	4,986,944	5,693,891	1,171,845	1,400,651
Contract owners’ equity end of period	$50,729	41,018	310,076	283,411	6,232,865	4,986,944	1,380,115	1,171,845
CHANGES IN UNITS:
Beginning units	4,027	5,455	9,197	9,496	79,178	85,239	67,685	74,206
Units purchased	-	-	-	-	989	5,349	2,420	2,288
Units redeemed	(86)	(1,428)	(1,255)	(299)	(3,825)	(11,410)	(4,947)	(8,809)
Ending units	3,941	4,027	7,942	9,197	76,342	79,178	65,158	67,685

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IGF		BSTG		TCUL		ACVI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$24,706	19,350	5,165	3,684	(104,003)	(106,709)	(5,908)	(2,050)
Realized gain (loss) on investments	253,432	236,660	(2,453)	(10,257)	425,538	585,935	(4,454)	6,098

Change in unrealized gain (loss) on investments	337,750	(858,032)	12,710	4,244	1,594,066	(1,045,866)	198,786	(263,883)
Reinvested capital gains	63,048	317,884	-	-	362,037	558,923	55,496	74,570
Net increase (decrease) in contract owners’ equity resulting from operations	678,936	(284,138)	15,422	(2,329)	2,277,638	(7,717)	243,920	(185,265)
Equity transactions:

Purchase payments received from contract owners (note 4)	125,543	175,849	27,059	27,368	190,681	208,289	52,837	62,896
Transfers between funds	(36,245)	(74,244)	264,447	(12,363)	(64,531)	212,115	1,661	(3,227)
Redemptions (notes 2, 3 and 4)	(630,500)	(376,630)	(68,473)	(244,998)	(782,294)	(1,188,917)	(110,392)	(61,037)
Adjustments to maintain reserves	(34)	26	(47)	10	(14)	(14)	(39)	(3)
Net equity transactions	(541,236)	(274,999)	222,986	(229,983)	(656,158)	(768,527)	(55,933)	(1,370)
Net change in contract owners’ equity	137,700	(559,137)	238,408	(232,312)	1,621,480	(776,244)	187,987	(186,635)
Contract owners’ equity beginning of period	3,224,148	3,783,285	783,804	1,016,116	7,182,418	7,958,662	952,173	1,138,808
Contract owners’ equity end of period	$3,361,848	3,224,148	1,022,212	783,804	8,803,898	7,182,418	1,140,160	952,173
CHANGES IN UNITS:
Beginning units	89,131	96,144	37,634	55,752	208,758	228,414	102,286	102,279
Units purchased	4,921	4,856	23,890	2,316	5,874	12,601	8,624	7,310
Units redeemed	(18,103)	(11,869)	(5,421)	(20,434)	(26,076)	(32,257)	(14,068)	(7,303)
Ending units	75,949	89,131	56,103	37,634	188,556	208,758	96,842	102,286

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DMICPA		DAF		DPBOZ		DSPI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$15,060	3,410	(6,625)	(3,855)	664	(1,038)	36,796	17,138
Realized gain (loss) on investments	1,631	34	(231,429)	(57,514)	2,408	80,221	603,119	565,416

Change in unrealized gain (loss) on investments	66,653	5,286	705,185	(531,860)	79,217	(150,264)	1,126,839	(2,824,612)
Reinvested capital gains	-	-	239,042	401,784	11,284	39,062	1,597,022	1,496,680
Net increase (decrease) in contract owners’ equity resulting from operations	83,344	8,730	706,173	(191,445)	93,573	(32,019)	3,363,776	(745,378)
Equity transactions:

Purchase payments received from contract owners (note 4)	22,626	4,458	51,817	69,870	13,993	14,940	558,391	627,758
Transfers between funds	58,957	884,108	(59,067)	(53,756)	(9,454)	4,621	(126,929)	49,273
Redemptions (notes 2, 3 and 4)	(28,675)	(12,280)	(389,924)	(272,430)	(58,488)	(323,560)	(1,185,636)	(1,727,524)
Adjustments to maintain reserves	(7)	12	19	(74)	(26)	41	(14)	37
Net equity transactions	52,901	876,298	(397,155)	(256,390)	(53,975)	(303,958)	(754,188)	(1,050,456)
Net change in contract owners’ equity	136,245	885,028	309,018	(447,835)	39,598	(335,977)	2,609,588	(1,795,834)
Contract owners’ equity beginning of period	885,028	-	2,290,142	2,737,977	522,469	858,446	11,783,260	13,579,094
Contract owners’ equity end of period	$1,021,273	885,028	2,599,160	2,290,142	562,067	522,469	14,392,848	11,783,260
CHANGES IN UNITS:
Beginning units	87,613	-	108,536	120,151	31,957	49,698	194,994	210,963
Units purchased	7,562	89,019	2,109	4,352	832	1,034	8,565	12,731
Units redeemed	(2,790)	(1,406)	(17,590)	(15,967)	(3,789)	(18,775)	(19,164)	(28,700)
Ending units	92,385	87,613	93,055	108,536	29,000	31,957	184,395	194,994

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DROSC		DTC		DWHYOI		FBDF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(769)	(1,296)	(188)	1,465	33,051	34,444	38,416	35,555
Realized gain (loss) on investments	(3,464)	13,864	(8,964)	(30,012)	(7,712)	(18,100)	(9,817)	(8,533)

Change in unrealized gain (loss) on investments	15,577	(46,271)	114,889	(4,634)	75,770	(58,453)	152,715	(94,265)
Reinvested capital gains	-	15,330	4,820	10,559	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,344	(18,373)	110,557	(22,622)	101,109	(42,109)	181,314	(67,243)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,868	14,583	4,803	6,297	51,672	65,887	84,499	85,909
Transfers between funds	-	17,974	(23)	2	10,906	(40,849)	125,584	7,642
Redemptions (notes 2, 3 and 4)	(8,688)	(100,231)	(37,163)	(73,962)	(52,353)	(68,750)	(127,042)	(168,488)
Adjustments to maintain reserves	(26)	6	(30)	3	7	1	(30)	(4)
Net equity transactions	(5,846)	(67,668)	(32,413)	(67,660)	10,232	(43,711)	83,011	(74,940)
Net change in contract owners’ equity	5,498	(86,041)	78,144	(90,282)	111,341	(85,820)	264,325	(142,183)
Contract owners’ equity beginning of period	58,881	144,922	352,255	442,537	684,311	770,131	1,484,125	1,626,308
Contract owners’ equity end of period	$64,379	58,881	430,399	352,255	795,652	684,311	1,748,450	1,484,125
CHANGES IN UNITS:
Beginning units	2,955	5,806	14,116	17,526	34,618	36,769	61,571	64,641
Units purchased	128	2,402	104	150	2,971	3,213	11,491	4,585
Units redeemed	(371)	(5,253)	(954)	(3,560)	(2,485)	(5,364)	(8,386)	(7,655)
Ending units	2,712	2,955	13,266	14,116	35,104	34,618	64,676	61,571

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEQIF		FHYT		FIIF		FCI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$70	31	64,852	68,712	3,219	3,281	6,276	6,984
Realized gain (loss) on investments	(25)	(119)	(503)	(4,176)	(550)	(5,253)	962	5,112

Change in unrealized gain (loss) on investments	1,708	(3,012)	153,656	(179,071)	14,272	(3,923)	23,070	(29,854)
Reinvested capital gains	-	1,293	2,461	14,439	-	1,630	1,563	3,829

Net increase (decrease) in contract owners’ equity resulting from operations	1,753	(1,807)	220,466	(100,096)	16,941	(4,265)	31,871	(13,929)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	89,259	103,342	5,343	7,345	-	-
Transfers between funds	-	-	72,425	21,432	34,461	(2,246)	-	(865)
Redemptions (notes 2, 3 and 4)	-	(19,306)	(131,815)	(237,622)	(8,481)	(57,802)	(4,109)	(16,363)
Adjustments to maintain reserves	(2)	(10)	(60)	10	(28)	32	115	11
Net equity transactions	(2)	(19,316)	29,809	(112,838)	31,295	(52,671)	(3,994)	(17,217)
Net change in contract owners’ equity	1,751	(21,123)	250,275	(212,934)	48,236	(56,936)	27,877	(31,146)
Contract owners’ equity beginning of period	8,959	30,082	1,583,372	1,796,306	198,523	255,459	184,140	215,286
Contract owners’ equity end of period	$10,710	8,959	1,833,647	1,583,372	246,759	198,523	212,017	184,140
CHANGES IN UNITS:
Beginning units	626	1,838	66,418	70,919	11,498	14,555	1,250	1,359
Units purchased	-	-	7,059	9,705	2,249	1,982	-	-
Units redeemed	-	(1,212)	(5,736)	(14,206)	(490)	(5,039)	(24)	(109)
Ending units	626	626	67,741	66,418	13,257	11,498	1,226	1,250

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEI		FHIP		FMG		FPR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$29,579	55,150	99	130	(57,166)	(53,285)	18,153	14,036
Realized gain (loss) on investments	235,535	186,549	16	-	283,351	120,219	122,958	179,344

Change in unrealized gain (loss) on investments	631,820	(1,061,864)	255	(264)	569,662	(1,061,674)	883,764	(1,327,393)
Reinvested capital gains	279,192	315,794	-	-	892,441	587,022	192,612	759,793

Net increase (decrease) in contract owners’ equity resulting from operations	1,176,126	(504,371)	370	(134)	1,688,288	(407,718)	1,217,487	(374,220)
Equity transactions:

Purchase payments received from contract owners (note 4)	118,878	128,961	-	-	189,057	152,932	193,170	295,117
Transfers between funds	(21,518)	(24,133)	-	-	(98,293)	5,297	(147,369)	1,004,508
Redemptions (notes 2, 3 and 4)	(525,759)	(585,745)	(631)	-	(792,420)	(802,846)	(759,139)	(749,921)
Adjustments to maintain reserves	(114)	80	(8)	(2)	(25)	40	15	(13)
Net equity transactions	(428,513)	(480,836)	(639)	(2)	(701,681)	(644,578)	(713,323)	549,691
Net change in contract owners’ equity	747,613	(985,207)	(269)	(136)	986,607	(1,052,296)	504,164	175,471
Contract owners’ equity beginning of period	4,634,427	5,619,634	2,846	2,982	5,968,526	7,020,822	6,448,696	6,273,225
Contract owners’ equity end of period	$5,382,040	4,634,427	2,577	2,846	6,955,133	5,968,526	6,952,860	6,448,696
CHANGES IN UNITS:
Beginning units	28,326	31,047	69	69	113,180	124,033	112,567	103,573
Units purchased	700	826	-	-	3,284	4,314	5,173	22,096
Units redeemed	(2,962)	(3,547)	(14)	-	(14,584)	(15,167)	(16,326)	(13,102)
Ending units	26,064	28,326	55	69	101,880	113,180	101,414	112,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FABA		FAB		FAEGA		FAEIA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$276	38	(1,746)	(3,441)	(12,069)	(13,528)	14,859	15,821
Realized gain (loss) on investments	3,276	1,193	14,745	29,512	118,060	109,807	56,218	147,177

Change in unrealized gain (loss) on investments	22,093	(16,369)	143,625	(132,095)	72,587	(163,965)	168,549	(502,938)
Reinvested capital gains	2,247	7,640	13,606	50,140	88,694	58,457	74,116	158,952
Net increase (decrease) in contract owners’ equity resulting from operations	27,892	(7,498)	170,230	(55,884)	267,272	(9,229)	313,742	(180,988)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	45	123,611	121,183	14,782	14,426	16,236	20,134
Transfers between funds	(3)	(30)	(7,243)	82,970	(70,268)	(69,219)	(134,031)	(76,794)
Redemptions (notes 2, 3 and 4)	(7,054)	(1,415)	(216,253)	(356,835)	(77,749)	(74,719)	(144,030)	(274,755)
Adjustments to maintain reserves	(15)	15	(22)	(3)	(7)	(33)	(46)	41
Net equity transactions	(7,072)	(1,385)	(99,907)	(152,684)	(133,242)	(129,545)	(261,871)	(331,373)
Net change in contract owners’ equity	20,820	(8,883)	70,323	(208,568)	134,030	(138,774)	51,871	(512,361)
Contract owners’ equity beginning of period	127,273	136,156	841,037	1,049,605	882,218	1,020,992	1,331,028	1,843,389
Contract owners’ equity end of period	$148,093	127,273	911,360	841,037	1,016,248	882,218	1,382,899	1,331,028
CHANGES IN UNITS:
Beginning units	6,693	6,759	31,095	36,522	55,280	63,200	63,901	78,326
Units purchased	1	3	4,137	7,320	2,265	1,117	988	1,080
Units redeemed	(333)	(69)	(7,565)	(12,747)	(9,519)	(9,037)	(11,967)	(15,505)
Ending units	6,361	6,693	27,667	31,095	48,026	55,280	52,922	63,901

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FAEI		FO2		FAGOA		FAGO
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,716	10,627	3,397	(1,251)	(10,588)	(8,277)	(50,102)	(42,557)
Realized gain (loss) on investments	24,396	167,652	11,628	14,520	57,199	50,247	208,295	236,884

Change in unrealized gain (loss) on investments	186,957	(490,929)	338,315	(358,316)	173,629	(33,635)	860,145	(171,852)
Reinvested capital gains	75,627	138,989	68,489	-	40,459	71,351	170,777	337,310
Net increase (decrease) in contract owners’ equity resulting from operations	297,696	(173,661)	421,829	(345,047)	260,699	79,686	1,189,115	359,785
Equity transactions:

Purchase payments received from contract owners (note 4)	55,156	61,772	137,020	143,156	7,861	4,600	182,883	177,836
Transfers between funds	7,125	(10,879)	(114,859)	(3,631)	314,471	30,831	244,289	126,860
Redemptions (notes 2, 3 and 4)	(102,400)	(422,093)	(207,140)	(291,473)	(123,446)	(111,203)	(463,368)	(474,584)
Adjustments to maintain reserves	(16)	10	(35)	2	(32)	37	2	(4)
Net equity transactions	(40,135)	(371,190)	(185,014)	(151,945)	198,854	(75,735)	(36,194)	(169,892)
Net change in contract owners’ equity	257,561	(544,851)	236,815	(496,992)	459,553	3,951	1,152,921	189,893
Contract owners’ equity beginning of period	1,189,815	1,734,666	1,698,786	2,195,778	632,498	628,547	3,132,940	2,943,047
Contract owners’ equity end of period	$1,447,376	1,189,815	1,935,601	1,698,786	1,092,051	632,498	4,285,861	3,132,940
CHANGES IN UNITS:
Beginning units	36,603	47,085	180,351	195,457	30,026	33,568	85,469	90,186
Units purchased	1,714	1,990	16,389	16,506	12,780	1,628	10,279	9,380
Units redeemed	(2,756)	(12,472)	(33,427)	(31,612)	(5,372)	(5,170)	(11,102)	(14,097)
Ending units	35,561	36,603	163,313	180,351	37,434	30,026	84,646	85,469

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FAHY		FAOA		FAM		TIF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$15,180	19,347	4	-	5,989	4,484	5,461	22,146
Realized gain (loss) on investments	4,204	10,464	41	4	11,975	63,268	(111,907)	(84,043)

Change in unrealized gain (loss) on investments	52,716	(61,667)	140	(179)	128,092	(193,193)	230,212	(230,368)
Reinvested capital gains	275	-	-	27	28,179	36,121	13,019	-
Net increase (decrease) in contract owners’ equity resulting from operations	72,375	(31,856)	185	(148)	174,235	(89,320)	136,785	(292,265)
Equity transactions:

Purchase payments received from contract owners (note 4)	243	-	-	-	39,116	43,465	54,809	78,216
Transfers between funds	21,237	(19,667)	-	-	(10,384)	135,259	(3,513)	3,859
Redemptions (notes 2, 3 and 4)	(16,626)	(15,570)	(101)	-	(127,383)	(391,209)	(298,701)	(371,491)
Adjustments to maintain reserves	(21)	1	(8)	(6)	(4)	1	(28)	(9)
Net equity transactions	4,833	(35,236)	(109)	(6)	(98,655)	(212,484)	(247,433)	(289,425)
Net change in contract owners’ equity	77,208	(67,092)	76	(154)	75,580	(301,804)	(110,648)	(581,690)
Contract owners’ equity beginning of period	453,736	520,828	793	947	1,120,701	1,422,505	1,393,865	1,975,555
Contract owners’ equity end of period	$530,944	453,736	869	793	1,196,281	1,120,701	1,283,217	1,393,865
CHANGES IN UNITS:
Beginning units	13,866	15,044	63	63	33,829	40,100	171,382	202,796
Units purchased	946	1	-	-	1,090	5,143	11,769	17,032
Units redeemed	(738)	(1,179)	(7)	-	(3,981)	(11,414)	(41,103)	(48,446)
Ending units	14,074	13,866	56	63	30,938	33,829	142,048	171,382

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FRBSI		TFF		TMSF		FSCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,882	(1,478)	11,952	7,012	34,532	9,336	(13,260)	(13,533)
Realized gain (loss) on investments	(35,277)	4,775	34,671	26,551	117,426	203,096	8,708	(3,138)

Change in unrealized gain (loss) on investments	204,894	(324,705)	18,190	(160,019)	299,497	(717,117)	111,393	(164,110)
Reinvested capital gains	74,412	147,111	-	-	180,304	148,670	173,274	118,440
Net increase (decrease) in contract owners’ equity resulting from operations	246,911	(174,297)	64,813	(126,456)	631,759	(356,015)	280,115	(62,341)
Equity transactions:

Purchase payments received from contract owners (note 4)	31,142	43,814	-	-	131,477	157,860	9,649	15,240
Transfers between funds	(31,433)	(21,487)	(2,519)	(6,353)	(31,247)	(101,562)	(46,822)	85,747
Redemptions (notes 2, 3 and 4)	(104,675)	(44,872)	(85,788)	(46,240)	(396,504)	(430,445)	(116,026)	(57,649)
Adjustments to maintain reserves	(17)	(37)	(27)	33	2	(16)	(35)	(30)
Net equity transactions	(104,983)	(22,582)	(88,334)	(52,560)	(296,272)	(374,164)	(153,234)	43,308
Net change in contract owners’ equity	141,928	(196,879)	(23,521)	(179,016)	335,487	(730,179)	126,881	(19,033)
Contract owners’ equity beginning of period	1,119,069	1,315,948	647,117	826,133	3,056,195	3,786,374	962,905	981,938
Contract owners’ equity end of period	$1,260,997	1,119,069	623,596	647,117	3,391,682	3,056,195	1,089,786	962,905
CHANGES IN UNITS:
Beginning units	38,537	39,135	25,715	27,662	121,736	135,171	62,284	59,837
Units purchased	1,477	1,442	-	-	5,024	5,970	2,256	6,457
Units redeemed	(4,658)	(2,040)	(3,411)	(1,947)	(15,620)	(19,405)	(10,064)	(4,010)
Ending units	35,356	38,537	22,304	25,715	111,140	121,736	54,476	62,284

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AREA		ASCGI		VKEIA		VKGIA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,562	141	(4,264)	(4,843)	185	(381)	5,109	2,519
Realized gain (loss) on investments	(14,374)	(31,583)	(5,858)	513	(3,562)	41,517	(5,692)	47,438

Change in unrealized gain (loss) on investments	107,624	(42,962)	59,040	(68,679)	11,741	(52,895)	119,884	(264,933)
Reinvested capital gains	41,009	30,423	26,493	29,684	1,685	4,376	54,032	86,298
Net increase (decrease) in contract owners’ equity resulting from operations	135,821	(43,981)	75,411	(43,325)	10,049	(7,383)	173,333	(128,678)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,814	21,589	1,116	2,159	513	12,307	14,209	14,617
Transfers between funds	(37,836)	(50,406)	(330)	70,401	(25,083)	(5,414)	(28,790)	(74,870)
Redemptions (notes 2, 3 and 4)	(55,667)	(51,363)	(84,865)	(33,603)	(16,821)	(375,236)	(72,270)	(86,664)
Adjustments to maintain reserves	(33)	(5)	1	4	(9)	(14)	(42)	35
Net equity transactions	(71,722)	(80,185)	(84,078)	38,961	(41,400)	(368,357)	(86,893)	(146,881)
Net change in contract owners’ equity	64,099	(124,166)	(8,667)	(4,364)	(31,351)	(375,740)	86,440	(275,559)
Contract owners’ equity beginning of period	539,025	663,191	349,273	353,637	71,477	447,217	761,416	1,036,975
Contract owners’ equity end of period	$603,124	539,025	340,606	349,273	40,126	71,477	847,856	761,416
CHANGES IN UNITS:
Beginning units	36,108	41,301	15,651	14,245	4,878	27,262	27,518	31,988
Units purchased	3,327	1,529	188	2,787	345	753	1,010	1,259
Units redeemed	(7,402)	(6,722)	(3,411)	(1,381)	(2,912)	(23,137)	(3,726)	(5,729)
Ending units	32,033	36,108	12,428	15,651	2,311	4,878	24,802	27,518

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VKGA		OVGSS		OCAF		OGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,599)	(53,402)	(31,551)	(28,156)	(12,368)	(12,209)	(23,097)	(31,269)
Realized gain (loss) on investments	44,681	96,833	(2,889)	72,156	32,794	31,292	33,145	119,174

Change in unrealized gain (loss) on investments	283,432	(719,287)	568,330	(1,146,806)	60,905	(154,424)	780,137	(881,943)
Reinvested capital gains	856,226	435,399	692,391	373,058	207,677	72,618	27,898	310,959
Net increase (decrease) in contract owners' equity resulting from operations	1,130,740	(240,457)	1,226,281	(729,748)	289,008	(62,723)	818,083	(483,079)
Equity transactions:

Purchase payments received from contract owners (note 4)	141,443	153,535	244,967	290,912	10,448	12,611	-	-
Transfers between funds	(4,192)	(1,546)	(14,990)	(92,361)	(42,283)	(3,702)	(72,360)	(10,238)
Redemptions (notes 2, 3 and 4)	(327,848)	(548,164)	(483,150)	(684,249)	(50,319)	(73,436)	(107,308)	(476,246)
Adjustments to maintain reserves	(34)	6	27	(20)	(44)	24	16	(71)
Net equity transactions	(190,631)	(396,168)	(253,146)	(485,718)	(82,198)	(64,504)	(179,652)	(486,555)
Net change in contract owners' equity	940,109	(636,625)	973,135	(1,215,466)	206,810	(127,227)	638,431	(969,634)
Contract owners' equity beginning of period	3,530,754	4,167,379	4,259,175	5,474,641	859,493	986,720	2,800,520	3,770,154
Contract owners' equity end of period	$4,470,863	3,530,754	5,232,310	4,259,175	1,066,303	859,493	3,438,951	2,800,520
CHANGES IN UNITS:
Beginning units	99,682	109,407	362,852	398,744	61,506	65,518	54,197	61,971
Units purchased	5,264	5,342	27,910	27,724	704	1,161	-	-
Units redeemed	(9,590)	(15,067)	(47,286)	(63,616)	(5,444)	(5,173)	(3,088)	(7,774)
Ending units	95,356	99,682	343,476	362,852	56,766	61,506	51,109	54,197

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OSI		WRSCGA		JAFRT		JBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$14,211	16,117	(4,859)	(5,550)	(165,390)	(195,743)	9,947	3,416
Realized gain (loss) on investments	(11,713)	(5,069)	(8,550)	(29,285)	223,584	226,942	61,901	18,326

Change in unrealized gain (loss) on investments	34,003	(37,016)	61,377	(88,772)	3,270,544	(942,222)	214,279	(119,352)
Reinvested capital gains	-	-	23,670	77,917	1,026,151	1,046,151	13,701	72,618
Net increase (decrease) in contract owners' equity resulting from operations	36,501	(25,968)	71,638	(45,690)	4,354,889	135,128	299,828	(24,992)
Equity transactions:

Purchase payments received from contract owners (note 4)	8,556	11,520	4,345	2,019	266,647	231,266	41,665	17,948
Transfers between funds	(18,344)	23,401	18,107	421,768	(342,663)	(261,006)	(34,410)	365,094
Redemptions (notes 2, 3 and 4)	(37,034)	(24,366)	(73,573)	(37,619)	(1,195,657)	(1,956,369)	(169,640)	(61,029)
Adjustments to maintain reserves	(28)	(54)	(23)	5	(67)	1	(11)	(15)
Net equity transactions	(46,850)	10,501	(51,144)	386,173	(1,271,740)	(1,986,108)	(162,396)	321,999
Net change in contract owners' equity	(10,349)	(15,467)	20,494	340,483	3,083,149	(1,850,980)	137,432	297,007
Contract owners' equity beginning of period	411,565	427,032	340,483	-	12,904,536	14,755,516	1,485,943	1,188,936
Contract owners' equity end of period	$401,216	411,565	360,977	340,483	15,987,685	12,904,536	1,623,375	1,485,943
CHANGES IN UNITS:
Beginning units	20,136	19,650	37,612	-	1,151,834	1,317,073	73,482	58,276
Units purchased	960	1,860	3,770	55,086	23,953	20,673	4,633	18,158
Units redeemed	(3,125)	(1,374)	(8,740)	(17,474)	(117,916)	(185,912)	(11,542)	(2,952)
Ending units	17,971	20,136	32,642	37,612	1,057,871	1,151,834	66,573	73,482

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	JOS		JMERC		JWF		JWS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$211	(424)	(30,364)	(43,657)	(4,171)	(10,736)	(632)	(2,126)
Realized gain (loss) on investments	57	(2,345)	55,512	57,395	91,201	109,462	19,043	9,104

Change in unrealized gain (loss) on investments	9,179	(5,906)	718,680	(479,209)	237,226	(313,894)	39,156	(46,124)
Reinvested capital gains	-	-	368,303	331,554	61,022	82,793	10,858	14,868
Net increase (decrease) in contract owners' equity resulting from operations	9,447	(8,675)	1,112,131	(133,917)	385,278	(132,375)	68,425	(24,278)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,139	2,750	50,892	63,895	-	-	1,245	1,365
Transfers between funds	(5,353)	(13,246)	(184,156)	(64,840)	(2,590)	(4,950)	(3,306)	-
Redemptions (notes 2, 3 and 4)	(2,958)	(3,134)	(226,593)	(409,764)	(136,808)	(151,483)	(24,284)	(12,156)
Adjustments to maintain reserves	(20)	(2)	(23)	(6)	(18)	4	(55)	(10)
Net equity transactions	(6,192)	(13,633)	(359,880)	(410,714)	(139,416)	(156,428)	(26,400)	(10,801)
Net change in contract owners' equity	3,255	(22,308)	752,251	(544,631)	245,862	(288,803)	42,025	(35,079)
Contract owners' equity beginning of period	39,382	61,690	3,430,394	3,975,025	1,469,257	1,758,060	267,897	302,976
Contract owners' equity end of period	$42,637	39,382	4,182,645	3,430,394	1,715,119	1,469,257	309,922	267,897
CHANGES IN UNITS:
Beginning units	4,306	5,658	318,110	353,367	64,148	70,278	13,059	13,537
Units purchased	215	261	4,078	7,032	-	-	148	61
Units redeemed	(789)	(1,613)	(31,734)	(42,289)	(5,068)	(6,130)	(1,299)	(539)
Ending units	3,732	4,306	290,454	318,110	59,080	64,148	11,908	13,059

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	LSC		MSI		NBF		NBIXA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(30,363)	(35,637)	19,256	20,109	18,120	22,386	2,502	2,127
Realized gain (loss) on investments	(40,523)	(138,508)	10,157	(15,472)	(5,772)	(34,138)	(366)	(14,943)

Change in unrealized gain (loss) on investments	546,124	(521,396)	79,086	(51,031)	65,578	(9,478)	13,294	6,470
Reinvested capital gains	79,208	329,731	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	554,446	(365,810)	108,499	(46,394)	77,926	(21,230)	15,430	(6,346)
Equity transactions:

Purchase payments received from contract owners (note 4)	149,125	190,347	43,338	54,965	35,113	42,711	7,087	6,825
Transfers between funds	(26,238)	5,312	54,624	40,328	83,818	32,638	(419)	35,202
Redemptions (notes 2, 3 and 4)	(230,378)	(1,041,950)	(382,289)	(220,382)	(212,817)	(457,427)	(6,888)	(122,820)
Adjustments to maintain reserves	15	4	(21)	(5)	109	(41)	(12)	(17)
Net equity transactions	(107,476)	(846,288)	(284,348)	(125,095)	(93,777)	(382,119)	(232)	(80,810)
Net change in contract owners' equity	446,970	(1,212,098)	(175,849)	(171,489)	(15,851)	(403,349)	15,198	(87,156)
Contract owners' equity beginning of period	2,052,527	3,264,625	1,153,477	1,324,966	1,103,185	1,506,534	232,791	319,947
Contract owners' equity end of period	$2,499,497	2,052,527	977,628	1,153,477	1,087,334	1,103,185	247,989	232,791
CHANGES IN UNITS:
Beginning units	57,855	78,640	59,905	66,292	15,659	23,410	14,410	19,639
Units purchased	4,267	6,088	4,742	5,575	1,553	1,657	459	8,380
Units redeemed	(7,014)	(26,873)	(18,442)	(11,962)	(3,292)	(9,408)	(477)	(13,609)
Ending units	55,108	57,855	46,205	59,905	13,920	15,659	14,392	14,410

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NIPSIS		MMF		MMFR		NFA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$5,325	7,720	14,909	(1,101)	5,287	(1,846)	(5,038)	(6,720)
Realized gain (loss) on investments	1	(8,215)	-	-	-	-	17,966	98,740

Change in unrealized gain (loss) on investments	85,764	(46,160)	-	-	-	-	187,866	(312,157)
Reinvested capital gains	-	-	-	-	-	-	18,715	156,732
Net increase (decrease) in contract owners' equity resulting from operations	91,090	(46,655)	14,909	(1,101)	5,287	(1,846)	219,509	(63,405)
Equity transactions:

Purchase payments received from contract owners (note 4)	55,571	80,770	291,189	388,074	49,866	20,209	-	-
Transfers between funds	(568)	(239,603)	1,054,441	(445,558)	158,586	243,098	(49)	(51,867)
Redemptions (notes 2, 3 and 4)	(92,246)	(156,768)	(1,371,455)	(1,113,359)	(633,802)	(243,459)	(41,240)	(168,126)
Adjustments to maintain reserves	(64)	88	(23)	5	(43)	(5)	(5)	62
Net equity transactions	(37,307)	(315,514)	(25,848)	(1,170,837)	(425,393)	19,844	(41,294)	(219,931)
Net change in contract owners' equity	53,783	(362,169)	(10,939)	(1,171,938)	(420,106)	17,998	178,215	(283,336)
Contract owners' equity beginning of period	1,347,143	1,709,312	3,637,589	4,809,527	2,078,447	2,060,449	772,607	1,055,943
Contract owners' equity end of period	$1,400,926	1,347,143	3,626,650	3,637,589	1,658,341	2,078,447	950,822	772,607
CHANGES IN UNITS:
Beginning units	138,247	170,374	161,834	215,314	204,741	202,838	42,664	53,849
Units purchased	8,257	10,470	68,028	41,121	38,083	33,029	-	-
Units redeemed	(11,923)	(42,597)	(68,812)	(94,601)	(78,852)	(31,126)	(1,936)	(11,185)
Ending units	134,581	138,247	161,050	161,834	163,972	204,741	40,728	42,664

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NF		NGFA		NGF		NIXR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(8,791)	(9,463)	1,202	(5,601)	691	(1,359)	21,798	11,842
Realized gain (loss) on investments	165,741	153,850	(22,073)	7,748	5,987	12,265	55,620	222,647

Change in unrealized gain (loss) on investments	463,991	(835,411)	174,092	(216,687)	50,435	(83,294)	756,844	(942,678)
Reinvested capital gains	56,433	499,039	51,246	200,488	14,867	67,886	183,273	484,441
Net increase (decrease) in contract owners' equity resulting from operations	677,374	(191,985)	204,467	(14,052)	71,980	(4,502)	1,017,535	(223,748)
Equity transactions:

Purchase payments received from contract owners (note 4)	80,714	92,911	30,703	42,594	-	-	199,273	239,852
Transfers between funds	(14,027)	52,144	78,725	(26,024)	-	(3,724)	37,530	40,111
Redemptions (notes 2, 3 and 4)	(363,836)	(303,291)	(127,591)	(66,295)	(37,335)	(17,078)	(517,507)	(607,465)
Adjustments to maintain reserves	(39)	(24)	(12)	36	(1,466)	(12)	(37)	(11)
Net equity transactions	(297,188)	(158,260)	(18,175)	(49,688)	(38,801)	(20,813)	(280,741)	(327,513)
Net change in contract owners' equity	380,186	(350,245)	186,292	(63,740)	33,179	(25,315)	736,794	(551,261)
Contract owners' equity beginning of period	2,422,628	2,772,873	598,797	662,537	213,320	238,635	3,650,570	4,201,831
Contract owners' equity end of period	$2,802,814	2,422,628	785,089	598,797	246,499	213,320	4,387,364	3,650,570
CHANGES IN UNITS:
Beginning units	28,542	27,173	22,577	24,266	2,483	3,074	192,082	208,153
Units purchased	1,442	3,594	3,684	2,278	-	-	18,102	16,721
Units redeemed	(5,894)	(2,225)	(4,385)	(3,967)	(194)	(591)	(31,862)	(32,792)
Ending units	24,090	28,542	21,876	22,577	2,289	2,483	178,322	192,082

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NSCIXA		NIIXA		NMCIXA		IDAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,615)	(2,694)	76	84	(1,506)	(217)	32,281	8,218
Realized gain (loss) on investments	(24,738)	26,659	11	14	(13,316)	27,338	8,503	32,804

Change in unrealized gain (loss) on investments	84,871	(186,130)	583	(817)	138,915	(231,934)	110,756	(269,032)
Reinvested capital gains	26,106	115,749	58	85	30,779	112,324	85,807	101,339
Net increase (decrease) in contract owners' equity resulting from operations	84,624	(46,416)	728	(634)	154,872	(92,489)	237,347	(126,671)
Equity transactions:

Purchase payments received from contract owners (note 4)	20,344	10,646	-	-	27,219	11,411	41,434	42,664
Transfers between funds	(8,469)	16,523	-	-	(2,422)	4,902	(438)	(3,886)
Redemptions (notes 2, 3 and 4)	(43,611)	(96,780)	-	-	(76,709)	(192,167)	(78,767)	(130,545)
Adjustments to maintain reserves	(21)	(4)	(5)	(4)	14	17	(39)	29
Net equity transactions	(31,757)	(69,616)	(5)	(4)	(51,898)	(175,837)	(37,810)	(91,738)
Net change in contract owners' equity	52,867	(116,032)	723	(638)	102,974	(268,326)	199,537	(218,409)
Contract owners' equity beginning of period	374,521	490,553	3,591	4,229	666,435	934,761	997,398	1,215,807
Contract owners' equity end of period	$427,388	374,521	4,314	3,591	769,409	666,435	1,196,935	997,398
CHANGES IN UNITS:
Beginning units	15,457	17,694	284	284	23,398	28,824	59,103	63,687
Units purchased	987	1,184	-	-	1,346	787	2,141	5,264
Units redeemed	(2,156)	(3,421)	-	-	(2,951)	(6,213)	(4,144)	(9,848)
Ending units	14,288	15,457	284	284	21,793	23,398	57,100	59,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDMAS		IDMS		IDMCS		IDCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$84,855	25,732	69,788	24,459	8,846	3,890	6,664	4,650
Realized gain (loss) on investments	2,871	116,365	(1,619)	61,697	(1,604)	(4,597)	(849)	(2,686)

Change in unrealized gain (loss) on investments	268,178	(676,386)	284,784	(531,967)	40,770	(47,969)	30,274	(29,595)
Reinvested capital gains	206,292	261,336	105,166	221,113	8,791	22,497	1,452	11,717
Net increase (decrease) in contract owners' equity resulting from operations	562,196	(272,953)	458,119	(224,698)	56,803	(26,179)	37,541	(15,914)
Equity transactions:
Purchase payments received from contract owners (note 4)	104,311	124,357	75,960	96,814	18,331	22,164	13,907	13,375
Transfers between funds	(727)	13,680	(22,782)	(182,303)	(36,007)	(35,516)	-	(29,365)
Redemptions (notes 2, 3 and 4)	(97,682)	(469,430)	(266,935)	(293,217)	(24,204)	(122,400)	(26,341)	(101,012)
Adjustments to maintain reserves	(37)	7	8	20	(21)	4	(13)	14
Net equity transactions	5,865	(331,386)	(213,749)	(378,685)	(41,901)	(135,749)	(12,447)	(116,988)
Net change in contract owners' equity	568,061	(604,339)	244,370	(603,383)	14,902	(161,928)	25,094	(132,902)
Contract owners' equity beginning of period	2,515,573	3,119,912	2,595,713	3,199,096	427,117	589,045	417,591	550,493
Contract owners' equity end of period	$3,083,634	2,515,573	2,840,083	2,595,713	442,019	427,117	442,685	417,591
CHANGES IN UNITS:
Beginning units	147,174	163,932	159,027	180,567	26,865	35,049	28,177	36,099
Units purchased	5,534	8,742	4,270	5,749	2,194	1,344	909	4,334
Units redeemed	(5,285)	(25,500)	(16,009)	(27,289)	(4,643)	(9,528)	(1,674)	(12,256)
Ending units	147,423	147,174	147,288	159,027	24,416	26,865	27,412	28,177

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVTIV3		GVIDA		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,533)	(779)	2,944	1,240	8,650	2,829	26,987	10,268
Realized gain (loss) on investments	(11,548)	(392)	(1,337)	(3,948)	(8,337)	60,505	51,061	175,577

Change in unrealized gain (loss) on investments	91,177	(105,553)	67	(38,093)	174,072	(352,680)	226,337	(843,685)
Reinvested capital gains	21,517	31,298	21,781	2,371	121,526	131,286	331,471	339,274
Net increase (decrease) in contract owners' equity resulting from operations	99,613	(75,426)	23,455	(38,430)	295,911	(158,060)	635,856	(318,566)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,789	37,128	23,345	36,343	207,010	333,932	396,761	440,435
Transfers between funds	30,369	5,474	33,923	4,234	(22,431)	60	(158,351)	10,587
Redemptions (notes 2, 3 and 4)	(129,693)	(11,225)	(22,119)	(93,851)	(440,756)	(320,841)	(414,689)	(754,727)
Adjustments to maintain reserves	(8)	(9)	(14)	7	(30)	5	(15)	3
Net equity transactions	(76,543)	31,368	35,135	(53,266)	(256,207)	13,155	(176,294)	(303,701)
Net change in contract owners' equity	23,070	(44,058)	58,590	(91,696)	39,704	(144,905)	459,562	(622,267)
Contract owners' equity beginning of period	355,728	399,786	190,108	281,804	1,447,944	1,592,849	3,226,909	3,849,176
Contract owners' equity end of period	$378,798	355,728	248,698	190,108	1,487,648	1,447,944	3,686,471	3,226,909
CHANGES IN UNITS:
Beginning units	34,099	31,516	13,396	16,526	72,796	72,036	169,524	184,151
Units purchased	4,527	3,564	3,947	2,548	9,478	16,812	18,970	22,653
Units redeemed	(10,927)	(981)	(1,578)	(5,678)	(21,031)	(16,052)	(27,433)	(37,280)
Ending units	27,699	34,099	15,765	13,396	61,243	72,796	161,061	169,524

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDM		GVDMC		GVIDC		NBGST
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$26,903	14,388	7,903	5,549	5,926	2,138	(82,274)	(93,135)
Realized gain (loss) on investments	(21,348)	58,817	(23,796)	1,142	(1,670)	(19,924)	213,292	272,505

Change in unrealized gain (loss) on investments	165,141	(507,432)	72,041	(94,263)	32,864	(18,394)	1,106,149	(1,353,972)
Reinvested capital gains	254,436	237,987	39,754	45,263	13,239	13,707	356,998	669,325
Net increase (decrease) in contract owners' equity resulting from operations	425,132	(196,240)	95,902	(42,309)	50,359	(22,473)	1,594,165	(505,277)
Equity transactions:

Purchase payments received from contract owners (note 4)	367,592	449,201	115,749	128,327	38,260	42,163	81,748	85,693
Transfers between funds	(135,639)	(196,436)	105,458	(9,666)	17,185	(20,356)	(472,236)	(138,641)
Redemptions (notes 2, 3 and 4)	(268,888)	(396,948)	(241,238)	(78,077)	(33,386)	(377,503)	(827,882)	(1,015,483)
Adjustments to maintain reserves	(6)	(24)	5	(1)	(19)	-	(114)	157
Net equity transactions	(36,941)	(144,207)	(20,026)	40,584	22,040	(355,695)	(1,218,484)	(1,068,274)
Net change in contract owners' equity	388,191	(340,447)	75,876	(1,725)	72,399	(378,168)	375,681	(1,573,551)
Contract owners' equity beginning of period	2,669,323	3,009,770	808,412	810,137	606,779	984,947	6,154,101	7,727,652
Contract owners' equity end of period	$3,057,514	2,669,323	884,288	808,412	679,178	606,779	6,529,782	6,154,101
CHANGES IN UNITS:
Beginning units	152,818	160,285	51,175	48,725	43,920	69,092	119,203	137,963
Units purchased	19,295	25,861	13,845	7,768	3,842	2,992	2,003	3,494
Units redeemed	(21,485)	(33,328)	(15,043)	(5,318)	(2,289)	(28,164)	(22,164)	(22,254)
Ending units	150,628	152,818	49,977	51,175	45,473	43,920	99,042	119,203

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NBGF		NBGT		PF		NBPT
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(12,349)	(9,965)	(1,371)	(1,497)	11,176	7,021	935	125
Realized gain (loss) on investments	28,748	82,553	(6,343)	(4,816)	2,637	71,168	(165)	(3,668)

Change in unrealized gain (loss) on investments	288,947	(283,261)	41,475	(24,858)	403,419	(375,452)	17,526	(6,224)
Reinvested capital gains	76,897	109,734	8,014	15,992	50,535	239,048	2,919	8,784
Net increase (decrease) in contract owners' equity resulting from operations	382,243	(100,939)	41,775	(15,179)	467,767	(58,215)	21,215	(983)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,460	13,305	-	-	48,329	56,104	671	9
Transfers between funds	1,835	(45,283)	(47,135)	(741)	27,136	(3,500)	45,638	(39,045)
Redemptions (notes 2, 3 and 4)	(163,645)	(127,809)	(14,030)	(8,707)	(243,693)	(346,148)	(4,402)	(20,872)
Adjustments to maintain reserves	(31)	(5)	(39)	38	(2)	(39)	(34)	-
Net equity transactions	(149,381)	(159,792)	(61,204)	(9,410)	(168,230)	(293,583)	41,873	(59,908)
Net change in contract owners' equity	232,862	(260,731)	(19,429)	(24,589)	299,537	(351,798)	63,088	(60,891)
Contract owners' equity beginning of period	1,158,495	1,419,226	164,652	189,241	2,148,631	2,500,429	80,203	141,094
Contract owners' equity end of period	$1,391,357	1,158,495	145,223	164,652	2,448,168	2,148,631	143,291	80,203
CHANGES IN UNITS:
Beginning units	28,044	31,558	7,659	8,075	35,961	40,916	3,540	6,076
Units purchased	1,192	363	14	-	1,130	2,491	1,899	-
Units redeemed	(4,257)	(3,877)	(2,683)	(416)	(3,595)	(7,446)	(167)	(2,536)
Ending units	24,979	28,044	4,990	7,659	33,496	35,961	5,272	3,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NLMB		NBSRT		PMTRA		PUGOA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,248	2,082	(8,947)	(13,604)	30,990	21,008	(795)	(662)
Realized gain (loss) on investments	(1,460)	(2,695)	(6,325)	12,140	(14,647)	(30,088)	1,450	373
Change in unrealized gain (loss) on investments	4,692	(302)	185,664	(182,334)	70,546	(17,663)	15,523	(4,173)
Reinvested capital gains	-	-	104,908	101,809	1,121	-	2,604	4,097
Net increase (decrease) in contract owners’ equity resulting from operations	6,480	(915)	275,300	(81,989)	88,010	(26,743)	18,782	(365)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,933	7,500	41,754	61,851	35,119	24,617	372	796
Transfers between funds	(15,843)	(8,627)	(5,790)	(3,667)	53,343	(19,156)	(3,331)	6,350
Redemptions (notes 2, 3 and 4)	(26,258)	(48,403)	(141,691)	(264,000)	(139,606)	(188,085)	(289)	(722)
Adjustments to maintain reserves	(11)	(2)	(55)	(64)	(45)	(38)	(17)	6
Net equity transactions	(35,179)	(49,532)	(105,782)	(205,879)	(51,189)	(182,663)	(3,265)	6,429
Net change in contract owners’ equity	(28,699)	(50,447)	169,518	(287,868)	36,821	(209,406)	15,517	6,064
Contract owners’ equity beginning of period	264,744	315,191	1,172,452	1,460,320	1,336,418	1,545,824	55,117	49,053
Contract owners’ equity end of period	$236,045	264,744	1,341,970	1,172,452	1,373,239	1,336,418	70,634	55,117
CHANGES IN UNITS:
Beginning units	18,154	21,569	48,027	55,596	66,710	75,694	4,083	3,669
Units purchased	482	528	1,596	2,352	6,038	6,496	23	469
Units redeemed	(2,869)	(3,943)	(5,347)	(9,921)	(8,326)	(15,480)	(223)	(55)
Ending units	15,767	18,154	44,276	48,027	64,422	66,710	3,883	4,083

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PUIGA		VRTAA		WFAIVD		SACSA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$15	15	95	-	(1,517)	(1,752)	(23,841)	(26,167)
Realized gain (loss) on investments	3	12	939	-	5,806	19,897	(35,843)	1,970
Change in unrealized gain (loss) on investments	1,057	(1,376)	73,421	-	96,516	(88,235)	257,219	(462,982)
Reinvested capital gains	-	180	6,727	-	52,801	34,599	221,479	274,763
Net increase (decrease) in contract owners’ equity resulting from operations	1,075	(1,169)	81,182	-	153,606	(35,491)	419,014	(212,416)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	24,588	-	7,740	14,700	29,365	65,556
Transfers between funds	-	-	467,613	-	(73)	(12,044)	(2,299)	(18,858)
Redemptions (notes 2, 3 and 4)	-	-	(10,490)	-	(38,332)	(144,446)	(248,814)	(258,304)
Adjustments to maintain reserves	(2)	(2)	(245)	-	(14)	8	11	(30)
Net equity transactions	(2)	(2)	481,466	-	(30,679)	(141,783)	(221,737)	(211,635)
Net change in contract owners’ equity	1,073	(1,171)	562,648	-	122,927	(177,274)	197,277	(424,051)
Contract owners’ equity beginning of period	4,534	5,705	-	-	506,253	683,527	1,711,553	2,135,604
Contract owners’ equity end of period	$5,607	4,534	562,648	-	629,180	506,253	1,908,830	1,711,553
CHANGES IN UNITS:
Beginning units	265	265	-	-	34,873	43,904	151,992	168,587
Units purchased	-	-	48,972	-	454	1,399	6,665	7,106
Units redeemed	-	-	(899)	-	(2,202)	(10,430)	(23,669)	(23,701)
Ending units	265	265	48,073	-	33,125	34,873	134,988	151,992

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFENAD		SGRA		WFLCCA		WFLGA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,376)	(1,634)	(9,138)	(9,982)	579	(596)	(30,862)	(33,041)
Realized gain (loss) on investments	2,559	(1,717)	(84,132)	(36,969)	3,742	2,783	(67,242)	22,627
Change in unrealized gain (loss) on investments	24,785	(18,659)	238,069	(102,063)	4,378	(27,791)	492,529	(474,958)
Reinvested capital gains	6,226	14,350	82,287	144,425	19,748	13,098	222,772	508,750
Net increase (decrease) in contract owners’ equity resulting from operations	32,194	(7,660)	227,086	(4,589)	28,447	(12,506)	617,197	23,378
Equity transactions:

Purchase payments received from contract owners (note 4)	3,170	6,191	3,199	3,117	2,491	3,735	61,773	66,990
Transfers between funds	(1,795)	3,772	(100,816)	24,458	(13,073)	(1,208)	38,448	(21,857)
Redemptions (notes 2, 3 and 4)	(18,845)	(27,539)	(94,732)	(83,378)	(9,264)	(9,996)	(328,540)	(380,236)
Adjustments to maintain reserves	(12)	(5)	(13)	4	33	(10)	(13)	11
Net equity transactions	(17,482)	(17,581)	(192,362)	(55,798)	(19,813)	(7,479)	(228,332)	(335,092)
Net change in contract owners’ equity	14,712	(25,241)	34,724	(60,387)	8,634	(19,985)	388,865	(311,714)
Contract owners’ equity beginning of period	86,176	111,417	691,673	752,060	114,783	134,768	2,084,407	2,396,121
Contract owners’ equity end of period	$100,888	86,176	726,397	691,673	123,417	114,783	2,473,272	2,084,407
CHANGES IN UNITS:
Beginning units	7,187	8,621	53,322	57,358	9,994	10,573	168,676	192,578
Units purchased	288	793	1,880	2,123	217	315	9,340	8,341
Units redeemed	(1,396)	(2,227)	(13,886)	(6,159)	(1,686)	(894)	(25,208)	(32,243)
Ending units	6,079	7,187	41,316	53,322	8,525	9,994	152,808	168,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PBF		DPITIA		WRASCA
	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(404)	(424)	-	13,595	-	(220)
Realized gain (loss) on investments	(9,425)	(12,620)	-	(109,521)	-	(4,518)
Change in unrealized gain (loss) on investments	37,903	(40,887)	-	44,508	-	1,290
Reinvested capital gains	-	20,579	-	-	-	25,881
Net increase (decrease) in contract owners’ equity resulting from operations	28,074	(33,352)	-	(51,418)	-	22,433
Equity transactions:

Purchase payments received from contract owners (note 4)	1,464	27,300	-	26,107	-	675
Transfers between funds	(464,909)	(17,960)	-	(854,537)	-	(508,396)
Redemptions (notes 2, 3 and 4)	(3,632)	(314,362)	-	(356,249)	-	(2,074)
Adjustments to maintain reserves	5	(4)	-	(193)	-	(1)
Net equity transactions	(467,072)	(305,026)	-	(1,184,872)	-	(509,796)
Net change in contract owners’ equity	(438,998)	(338,378)	-	(1,236,290)	-	(487,363)
Contract owners’ equity beginning of period	438,998	777,376	-	1,236,290	-	487,363
Contract owners’ equity end of period	$-	438,998	-	-	-	-
CHANGES IN UNITS:
Beginning units	14,653	24,077	-	94,604	-	12,305
Units purchased	47	1,034	-	3,075	-	84
Units redeemed	(14,700)	(10,458)	-	(97,679)	-	(12,389)
Ending units	-	14,653	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

ABERDEEN FUNDS
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class (ADUES)
AMERICAN CENTURY INVESTORS, INC.
American Century International Growth Fund: Class A (TCIGA)
American Century International Growth Fund: Investor Class (TCIGR)
American Century Growth Fund: Investor Class (TCG)
American Century Income & Growth Fund: Class A (ACIGA)
American Century Income & Growth: Investor Class (IGF)
American Century Short-Term Government Fund: Investor Class (BSTG)
American Century Ultra(R) Fund: Investor Class (TCUL)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Core Plus Fund - Class A (DMICPA)
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
BNY Mellon S&P 500 Index Fund (DSPI)
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
DELAWARE FUNDS BY MACQUARIE
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
FEDERATED INVESTORS
Federated Bond Fund - Class F Shares (FBDF)
Federated Equity Income Fund - Class F Shares (FEQIF)
Federated High Yield Trust - Service Shares (FHYT)
Federated Intermediate Corporate Bond Fund: Service Shares (FIIF)
FIDELITY INVESTMENTS
Fidelity Capital & Income Fund (FCI)
Fidelity Equity-Income Fund (FEI)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Magellan(R) Fund (FMG)
Fidelity Puritan Fund (FPR)
Fidelity Advisor Balanced Fund: Class A (FABA)
Fidelity Advisor Balanced Fund - Class M (FAB)
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
Fidelity Advisor Equity Income Fund - Class M (FAEI)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
Fidelity Advisor Overseas Fund: Class A (FAOA)
Fidelity Asset Manager 50% (FAM)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
Templeton Foreign Fund - Class A (TFF)
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
INVESCO INVESTMENTS

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Invesco Real Estate Fund: Class A (AREA)
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
Invesco Equity and Income Fund: Class A (VKEIA)
Invesco Growth and Income Fund: Class A (VKGIA)
Invesco Mid Cap Growth Fund: Class A (VKGA)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer Capital Appreciation Fund - Class A (OCAF)
Invesco Oppenheimer Global Fund - Class A (OGF)
Invesco Oppenheimer Global Strategic Income Fund - Class A (OSI)
IVY INVESTMENTS
Ivy Small Cap Growth Fund - Class A (WRSCGA)
JANUS HENDERSON INVESTORS
Janus Henderson Forty Fund - Class T (JAFRT)
Janus Henderson Balanced Fund: Class S (JBS)
Janus Henderson Overseas Fund - Class S (JOS)
Janus Henderson Research Fund - Class T (JMERC)
Janus Henderson Global Research Fund - Class T (JWF)
Janus Henderson Global Research Fund - Class S (JWS)
LAZARD FUNDS
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Strategic Income Fund: Class A (MSI)
NATIONWIDE FUNDS GROUP
Nationwide Bond Fund - Institutional Service Class (NBF)
Nationwide Bond Index Fund: Class A (NBIXA)
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
Nationwide Government Money Market Fund - Investor Shares (MMF)
Nationwide Government Money Market Fund - Service Class (MMFR)
Nationwide Fund - Class A (NFA)
Nationwide Fund - Institutional Service Class (NF)
Nationwide Dynamic U.S. Growth Fund - Class A (NGFA)
Nationwide Dynamic U.S. Growth Fund - Class R6 (NGF)
Nationwide S&P 500 Index Fund: Service Class (NIXR)
Nationwide Small Cap Index Fund: Class A (NSCIXA)
Nationwide International Index Fund: Class A (NIIXA)
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)*
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)*
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)*
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)*
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)*
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Genesis Fund - Trust Class (NBGST)
Neuberger Berman Guardian Fund - Investor Class (NBGF)
Neuberger Berman Guardian Fund - Trust Class (NBGT)
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
PIMCO FUNDS
PIMCO Total Return Fund: Class A (PMTRA)
PUTNAM INVESTMENTS
Putnam Growth Opportunities Fund - Class A (PUGOA)

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Putnam International Equity Fund: Class A (PUIGA)
VIRTUS MUTUAL FUNDS
Virtus Tactical Allocation Fund - Class A (VRTAA)
WELLS FARGO FUNDS
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)
Wells Fargo Common Stock Fund - Class A (SACSA)
Wells Fargo Enterprise Fund - Class A (WFENAD)
Wells Fargo Growth Fund - Class A (SGRA)
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)

*	At December 31, 2019, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Core Plus Fund - Class A (DMICPA)	10/19/2018
Ivy Small Cap Growth Fund - Class A (WRSCGA)	2/23/2018
Virtus Tactical Allocation Fund - Class A (VRTAA)	1/25/2019
Virtus Strategic Allocation Fund - Class A (PBF)		1/25/2019
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)		10/31/2018
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)		2/23/2018

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
ADGFIS	Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class	Aberdeen Global Unconstrained Fixed Income Fund: Institutional Service Class	11/15/2019
DMICPA	BNY Mellon Core Plus Fund - Class A	BNY Mellon Insight Core Plus Fund - Class A	6/3/2019
DAF	BNY Mellon Appreciation Fund, Inc. - Investor Shares	Dreyfus Appreciation Fund, Inc.	6/3/2019
DPBOZ	BNY Mellon Balanced Opportunity Fund - Class Z	Dreyfus Balanced Opportunity Fund: Class Z	6/3/2019
DSPI	BNY Mellon S&P 500 Index Fund	Dreyfus S&P 500 Index Fund	6/3/2019
DROSC	BNY Mellon Opportunistic Small Cap Fund - Investor Shares	Dreyfus Opportunistic Small Cap Fund: Investor Shares	6/3/2019
DTC	BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z	The Dreyfus Sustainable U.S. Equity Fund, Inc.: Class Z	6/3/2019
FRBSI	Franklin Mutual U.S. Value Fund - Class A	Franklin Balance Sheet Investment Fund: Class A	3/1/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OCAF	Invesco Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Capital Appreciation Fund: Class A	5/28/2019
OGF	Invesco Oppenheimer Global Fund - Class A	Oppenheimer Global Fund: Class A	5/28/2019
OSI	Invesco Oppenheimer Global Strategic Income Fund - Class A	Oppenheimer Global Strategic Income Fund: Class A	5/28/2019
WFAIVD	Wells Fargo Classic Value Fund - Administrative Class	Wells Fargo Intrinsic Value Fund - Administrative Class	4/1/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.30% to 2.55%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.70% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Maximum Guaranteed Lifetime Withdrawal Fee - assessed annually as a percentage of the benefit base through a reduction in unit values	1.20%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC Option	0.25%
Five Year CDSC Option	0.10%
Reduced Purchase Payment Option	0.25% - 0.30%
Five-Year Reset Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.20%
One-Year Step Up Death Benefit Option	0.10%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019:

	Total	PRSCA	ADGFIS	ADUES	TCIGA	TCIGR	TCG	ACIGA
0.95%	$71,074	193	-	-	-	-	228	2,855
1.05%	3,457	-	-	-	-	-	-	641
1.10%	50,668	-	-	-	-	-	4,857	1,539
1.15%	30,142	-	-	-	-	-	-	235
1.20%	171,474	1,480	-	-	301	-	2,774	4,412
1.25%	24,708	621	-	-	39	-	131	961
1.30%	1,774,719	15,646	5,334	18,457	-	3,908	61,090	-
1.35%	39,205	28	-	-	-	-	444	845
1.40%	22,276	151	-	-	58	-	790	845
1.45%	126,335	703	-	-	130	-	4,467	2,204
1.50%	22,314	11	-	-	76	-	38	104
1.60%	492	-	-	-	-	-	-	-
1.65%	6,249	-	-	-	-	-	-	607
1.70%	5,002	-	-	-	-	-	-	-
1.75%	119	-	-	-	-	-	-	-
1.80%	410	-	-	-	-	-	-	-
1.85%	2	-	-	-	-	-	-	1
1.90%	1,408	-	-	-	-	-	-	302
2.05%	31	-	-	-	-	-	-	-
Totals	$2,350,085	$18,833	$5,334	$18,457	$604	$3,908	$74,819	$15,551

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	IGF	BSTG	TCUL	ACVI2	DMICPA	DAF	DPBOZ	DSPI
0.95%	$-	839	3,638	13	-	1,613	196	-
1.05%	-	-	-	-	-	-	118	-
1.10%	-	15	6,483	36	-	585	-	-
1.15%	-	1,242	-	479	-	-	-	-
1.20%	-	288	5,774	1,411	-	6,309	581	-
1.25%	-	1,187	220	30	-	395	-	-
1.30%	44,318	7,322	82,827	10,499	12,360	19,008	4,684	174,483
1.35%	-	59	1,354	347	-	865	45	-
1.40%	-	38	189	304	-	53	34	-
1.45%	-	828	3,260	407	-	1,667	1,549	-
1.50%	-	162	240	23	-	1,018	4	-
1.60%	-	-	18	4	-	-	8	-
1.65%	-	101	-	18	-	104	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	18	-	-	-	11	-	-
2.05%	-	-	-	-	-	-	-	-
Totals	$44,318	$12,099	$104,003	$13,571	$12,360	$31,628	$7,219	$174,483

	DROSC	DTC	DWHYOI	FBDF	FEQIF	FHYT	FIIF	FCI
0.95%	$104	133	-	505	-	260	126	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	4	-	4	-	103	-	-
1.15%	-	-	-	-	-	972	-	-
1.20%	156	479	-	730	119	2,629	1,258	-
1.25%	45	345	-	45	-	173	317	-
1.30%	-	3,825	9,916	17,546	-	16,185	-	2,671
1.35%	-	-	-	27	-	238	453	-
1.40%	63	-	-	-	-	-	-	-
1.45%	63	343	-	1,959	-	2,212	294	-
1.50%	453	-	-	-	-	19	58	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	402	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	17	-	128	5	-
2.05%	-	-	-	18	-	-	-	-
Totals	$884	$5,129	$9,916	$20,851	$119	$22,919	$2,913	$2,671

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FEI	FHIP	FMG	FPR	FABA	FAB	FAEGA	FAEIA
0.95%	$-	-	-	-	27	-	1,853	1,399
1.05%	-	-	-	-	601	-	-	-
1.10%	-	-	-	-	-	-	1,568	486
1.15%	-	-	-	-	-	-	262	967
1.20%	-	-	-	-	190	-	3,704	4,430
1.25%	-	-	-	-	332	-	256	1,728
1.30%	67,052	36	87,146	89,514	-	11,349	-	-
1.35%	-	-	-	-	343	-	576	1,627
1.40%	-	-	-	-	14	-	297	883
1.45%	-	-	-	-	167	-	2,437	4,980
1.50%	-	-	-	-	5	-	568	915
1.60%	-	-	-	-	-	-	-	42
1.65%	-	-	-	-	-	-	548	328
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	43
1.85%	-	-	-	-	-	-	-	1
1.90%	-	-	-	-	-	-	-	271
2.05%	-	-	-	-	-	-	-	-
Totals	$67,052	$36	$87,146	$89,514	$1,679	$11,349	$12,069	$18,100

	FAEI	FO2	FAGOA	FAGO	FAHY	FAOA	FAM	TIF2
0.95%	$-	289	895	-	9	-	-	306
1.05%	-	-	-	-	-	-	-	180
1.10%	-	49	213	-	4	-	-	305
1.15%	-	295	452	-	-	-	-	499
1.20%	-	2,480	5,741	-	850	-	-	2,238
1.25%	-	4	145	-	33	-	-	130
1.30%	17,419	19,229	-	50,102	5,494	-	14,855	10,138
1.35%	-	164	879	-	-	8	-	260
1.40%	-	245	658	-	-	-	-	580
1.45%	-	1,281	1,468	-	77	-	-	1,637
1.50%	-	75	137	-	-	-	-	68
1.60%	-	-	-	-	-	-	-	-
1.65%	-	26	-	-	-	-	-	9
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	8	-	-	-
2.05%	-	-	-	-	-	-	-	-
Totals	$17,419	$24,137	$10,588	$50,102	$6,475	$8	$14,855	$16,350

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FRBSI	TFF	TMSF	FSCG	AREA	ASCGI	VKEIA	VKGIA
0.95%	$1,474	578	2,948	1,089	708	677	1	1,524
1.05%	-	67	545	242	-	-	-	-
1.10%	104	214	608	287	-	1	69	390
1.15%	486	-	685	1,212	1,254	-	-	504
1.20%	4,843	306	4,640	3,720	1,061	2,026	174	2,864
1.25%	454	4	666	764	424	292	33	227
1.30%	46	6,471	25,026	-	55	61	-	-
1.35%	559	111	1,348	326	478	110	100	616
1.40%	1,277	-	416	1,296	118	-	-	1,386
1.45%	5,702	262	3,149	2,566	3,476	885	277	2,738
1.50%	451	3	1,315	1,235	41	135	-	137
1.60%	4	-	86	12	15	19	-	7
1.65%	268	51	266	448	80	58	-	5
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	42	63	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	118	-	15	-	-	-
2.05%	-	-	-	-	-	-	4	-
Totals	$15,668	$8,067	$41,858	$13,260	$7,725	$4,264	$658	$10,398

	VKGA	OVGSS	OCAF	OGF	OSI	WRSCGA	JAFRT	JBS
0.95%	$2,595	2,143	947	2,088	375	571	1,770	2,094
1.05%	58	-	632	-	-	-	-	-
1.10%	2,919	530	1,430	1,909	144	192	1,494	-
1.15%	121	663	470	-	202	-	-	6,169
1.20%	3,168	5,677	4,168	1,181	1,828	1,909	5,777	6,621
1.25%	561	485	395	391	724	-	1,856	996
1.30%	39,639	44,748	-	33,454	34	-	179,610	-
1.35%	711	1,333	505	247	714	349	396	595
1.40%	465	619	654	198	475	723	841	759
1.45%	2,687	5,114	1,459	1,264	679	1,045	1,784	1,911
1.50%	659	797	914	241	1	70	351	-
1.60%	15	15	23	18	26	-	87	-
1.65%	1	40	723	1	-	-	175	13
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	48	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	46	-	94	-	-	1	-
2.05%	-	-	-	-	-	-	-	-
Totals	$53,599	$62,210	$12,368	$41,086	$5,202	$4,859	$194,142	$19,158

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JOS	JMERC	JWF	JWS	LSC	MSI	NBF	NBIXA
0.95%	$149	933	-	670	479	-	200	228
1.05%	-	-	-	-	-	-	131	-
1.10%	-	389	68	-	1	-	-	380
1.15%	-	148	-	-	-	-	-	355
1.20%	111	2,111	-	1,325	29	-	57	469
1.25%	-	358	317	170	69	-	80	-
1.30%	-	45,531	20,870	-	29,668	14,077	13,613	69
1.35%	170	323	-	373	-	-	-	77
1.40%	-	107	-	59	-	-	-	32
1.45%	60	648	96	904	17	-	123	1,198
1.50%	-	246	-	4	-	-	-	240
1.60%	-	-	-	-	-	-	-	-
1.65%	-	65	-	92	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	11	-	-	100	-	16	-
2.05%	-	1	-	-	-	-	4	-
Totals	$490	$50,871	$21,351	$3,597	$30,363	$14,077	$14,224	$3,048

	NIPSIS	MMF	MMFR	NFA	NF	NGFA	NGF	NIXR
0.95%	$1,395	-	1,883	162	186	522	203	2,007
1.05%	242	-	-	-	-	-	-	-
1.10%	24	-	5,704	1,247	-	98	-	750
1.15%	192	-	85	69	583	-	-	1,098
1.20%	2,392	-	6,510	670	1,236	666	-	6,193
1.25%	47	-	685	49	453	136	-	590
1.30%	10,982	48,128	94	7,376	30,318	6,610	2,832	32,401
1.35%	276	-	465	343	128	46	4	2,301
1.40%	62	-	526	-	-	57	-	108
1.45%	1,966	-	4,508	1,263	1,738	633	-	3,134
1.50%	1	-	1,787	189	58	-	-	2,756
1.60%	-	-	11	22	-	-	-	29
1.65%	-	-	-	-	28	-	-	63
1.70%	-	-	694	-	-	-	-	-
1.75%	-	-	16	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	132
1.85%	-	-	-	-	-	-	-	-
1.90%	41	-	65	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	4
Totals	$17,620	$48,128	$23,033	$11,390	$34,728	$8,768	$3,039	$51,566

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NSCIXA	NIIXA	NMCIXA	IDAS	IDMAS	IDMS	IDMCS	IDCS
0.95%	$767	-	2,130	582	4,900	2,673	123	2,167
1.05%	-	-	-	-	-	-	-	-
1.10%	146	33	70	-	-	2,125	656	-
1.15%	314	-	974	135	111	2,181	625	-
1.20%	986	-	2,040	4,480	10,690	9,016	1,544	1,355
1.25%	361	1	41	1,684	59	1,125	720	30
1.30%	-	-	-	-	-	87	-	-
1.35%	457	1	626	2,026	7,793	2,629	584	78
1.40%	419	-	1,049	980	793	285	165	-
1.45%	1,374	7	1,726	3,444	7,595	10,547	1,268	1,133
1.50%	231	-	77	1,082	3,728	279	6	91
1.60%	-	-	-	-	17	-	14	-
1.65%	78	-	136	-	214	660	-	-
1.70%	-	-	-	-	-	4,308	-	-
1.75%	-	-	-	-	-	103	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	65	62	-	-
2.05%	-	-	-	-	-	-	-	-
Totals	$5,133	$42	$8,869	$14,413	$35,965	$36,080	$5,705	$4,854

	NVMIG6	NVTIV3	GVIDA	GVDMA	GVIDM	GVDMC	GVIDC	NBGST
0.95%	$-	-	-	-	23	-	-	3,760
1.05%	-	-	-	-	-	-	-	-
1.10%	-	169	-	-	228	-	-	5,598
1.15%	129	-	-	-	100	-	-	814
1.20%	6	-	-	-	1,034	-	-	9,009
1.25%	-	103	-	-	3	-	-	1,159
1.30%	4,562	2,550	19,120	45,680	35,457	10,772	8,563	55,387
1.35%	-	-	-	-	4	-	-	1,270
1.40%	10	72	-	-	-	-	-	1,527
1.45%	-	-	-	-	142	-	-	3,812
1.50%	-	-	-	-	-	-	-	306
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	1
2.05%	-	-	-	-	-	-	-	-
Totals	$4,707	$2,894	$19,120	$45,680	$36,991	$10,772	$8,563	$82,643

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NBGF	NBGT	PF	NBPT	NLMB	NBSRT	PMTRA	PUGOA
0.95%	$-	438	-	344	-	1,135	1,819	155
1.05%	-	-	-	-	-	-	-	-
1.10%	-	174	-	5	-	5,577	457	-
1.15%	-	-	-	-	-	669	4,208	-
1.20%	-	440	-	116	-	457	3,904	312
1.25%	-	-	-	-	-	11	446	-
1.30%	17,095	-	30,415	-	3,194	6,378	-	-
1.35%	-	49	-	-	-	21	1,231	45
1.40%	-	17	-	-	-	44	600	15
1.45%	-	490	-	755	-	515	3,397	151
1.50%	-	-	-	-	-	381	282	117
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	641	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	82	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	1	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
Totals	$17,095	$1,608	$30,415	$1,221	$3,194	$15,188	$17,067	$795

	PUIGA	VRTAA	WFAIVD	SACSA	WFENAD	SGRA	WFLCCA	WFLGA
0.95%	$-	-	-	1,087	97	2,660	134	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	4	1	123	99	-
1.15%	-	-	-	-	-	183	-	-
1.20%	-	-	-	3,103	226	2,094	596	-
1.25%	-	-	-	350	1	251	-	-
1.30%	-	5,669	7,629	16,769	-	-	-	30,862
1.35%	-	-	-	36	56	600	133	-
1.40%	-	-	-	57	220	587	56	-
1.45%	71	-	-	2,652	722	2,565	550	-
1.50%	1	-	-	-	53	75	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	12	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
Totals	$72	$5,669	$7,629	$24,070	$1,376	$9,138	$1,568	$30,862

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PBF
0.95%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	-
1.25%	-
1.30%	$404
1.35%	-
1.40%	-
1.45%	-
1.50%	-
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.85%	-
1.90%	-
2.05%	-
Totals	$404

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $357,815 and $212,038, respectively, and total transfers from the Separate Account to the fixed account were $1,284,383 and $1,252,390, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For guaranteed minimum death benefits, the Company contributed $21,638 and $24,442 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and December 31, 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

● Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

● Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

● Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$191,569,320	$-	$-	$191,569,320

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Core Plus Fund - Class A (DMICPA)	$100,957	$32,988
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)	296,792	461,550
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)	28,905	70,907
BNY Mellon S&P 500 Index Fund (DSPI)	2,107,533	1,227,890
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)	2,808	9,398
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)	12,748	40,500
Invesco Real Estate Fund: Class A (AREA)	103,662	132,781
Invesco Small Cap Growth Fund: Investor Class (ASCGI)	29,525	91,374
Invesco Equity and Income Fund: Class A (VKEIA)	5,432	44,952
Invesco Growth and Income Fund: Class A (VKGIA)	90,989	118,699
Invesco Mid Cap Growth Fund: Class A (VKGA)	991,351	379,322
Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)	153,217	326,792
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)	45,215	23,020
Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class (ADUES)	158,298	209,920
American Century International Growth Fund: Class A (TCIGA)	147	1,648
American Century International Growth Fund: Investor Class (TCIGR)	1,154	47,306
American Century Growth Fund: Investor Class (TCG)	347,738	481,264
American Century Income & Growth Fund: Class A (ACIGA)	82,931	97,947
American Century Income & Growth: Investor Class (IGF)	259,985	713,434
American Century Short-Term Government Fund: Investor Class (BSTG)	315,402	87,205
American Century Ultra(R) Fund: Investor Class (TCUL)	474,374	872,485
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)	138,618	144,925
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)	93,185	49,940
Federated Bond Fund - Class F Shares (FBDF)	322,798	201,341
Federated Equity Income Fund - Class F Shares (FEQIF)	189	119

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Federated High Yield Trust - Service Shares (FHYT)	232,267	135,083
Federated Intermediate Corporate Bond Fund: Service Shares (FIIF)	45,380	10,837
Fidelity Capital & Income Fund (FCI)	10,510	6,781
Fidelity Equity-Income Fund (FEI)	447,339	566,966
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	135	667
Fidelity Magellan(R) Fund (FMG)	967,437	833,818
Fidelity Puritan Fund (FPR)	544,438	1,047,011
Fidelity Advisor Balanced Fund: Class A (FABA)	4,213	8,747
Fidelity Advisor Balanced Fund - Class M (FAB)	129,130	217,156
Fidelity Advisor Equity Growth Fund: Class A (FAEGA)	123,214	179,824
Fidelity Advisor Equity Income Fund: Class A (FAEIA)	116,948	289,797
Fidelity Advisor Equity Income Fund - Class M (FAEI)	148,825	102,602
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	236,732	349,826
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)	367,374	138,617
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)	546,240	461,763
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)	47,457	27,146
Fidelity Advisor Overseas Fund: Class A (FAOA)	12	108
Fidelity Asset Manager 50% (FAM)	73,577	138,060
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	111,873	340,798
Franklin Mutual U.S. Value Fund - Class A (FRBSI)	125,177	152,849
Templeton Foreign Fund - Class A (TFF)	20,019	96,373
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)	339,702	421,138
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)	208,010	201,195
Janus Henderson Balanced Fund: Class S (JBS)	139,529	278,266
Janus Henderson Forty Fund - Class T (JAFRT)	1,166,910	1,577,822
Janus Henderson Overseas Fund - Class S (JOS)	2,556	8,517
Janus Henderson Research Fund - Class T (JMERC)	411,572	433,489
Janus Henderson Global Research Fund - Class T (JWF)	78,202	160,749
Janus Henderson Global Research Fund - Class S (JWS)	16,931	33,050
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)	192,661	251,306
MFS(R) Strategic Income Fund: Class A (MSI)	365,691	630,763
Nationwide Bond Fund - Institutional Service Class (NBF)	145,096	220,861
Nationwide Bond Index Fund: Class A (NBIXA)	10,848	8,568
Nationwide Fund - Class A (NFA)	25,067	52,679
Nationwide Fund - Institutional Service Class (NF)	131,817	381,324
Nationwide Dynamic U.S. Growth Fund - Class R6 (NGF)	18,598	41,855
Nationwide International Index Fund: Class A (NIIXA)	176	41
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)	162,278	81,962
Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)	24,625	28,943
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)	255,347	294,150
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)	402,470	105,422
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)	57,679	81,921
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)	57,695	80,334
Nationwide Government Money Market Fund - Investor Shares (MMF)	1,409,091	1,420,007
Nationwide Government Money Market Fund - Service Class (MMFR)	364,814	784,877
Nationwide Dynamic U.S. Growth Fund - Class A (NGFA)	167,804	133,519
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	315,043	441,044
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	75,975	34,752
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	575,071	330,665
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	706,787	524,608
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	273,024	245,397
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	73,179	129,729
Nationwide S&P 500 Index Fund: Service Class (NIXR)	567,830	643,463
Nationwide Small Cap Index Fund: Class A (NSCIXA)	39,938	47,184
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	81,354	21,480
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)	76,524	108,441
Neuberger Berman Genesis Fund - Trust Class (NBGST)	409,394	1,353,040
Neuberger Berman Guardian Fund - Investor Class (NBGF)	135,765	220,568
Neuberger Berman Guardian Fund - Trust Class (NBGT)	8,548	63,070
Neuberger Berman Large Cap Value Fund - Investor Class (PF)	143,004	249,522

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)	51,387	5,626
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)	12,179	44,098
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)	143,331	153,096
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	978,768	571,100
Invesco Oppenheimer Capital Appreciation Fund - Class A (OCAF)	214,844	101,688
Invesco Oppenheimer Global Fund - Class A (OGF)	45,887	220,754
Invesco Oppenheimer Global Strategic Income Fund - Class A (OSI)	35,197	67,810
PIMCO Total Return Fund: Class A (PMTRA)	146,076	165,108
Putnam Growth Opportunities Fund - Class A (PUGOA)	2,932	4,370
Putnam International Equity Fund: Class A (PUIGA)	87	72
Virtus Tactical Allocation Fund - Class A (VRTAA)	499,326	10,909
Virtus Strategic Allocation Fund - Class A (PBF)	556	468,046
Ivy Small Cap Growth Fund - Class A (WRSCGA)	53,927	86,237
Wells Fargo Common Stock Fund - Class A (SACSA)	293,925	318,035
Wells Fargo Enterprise Fund - Class A (WFENAD)	10,273	22,894
Wells Fargo Growth Fund - Class A (SGRA)	111,401	230,601
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)	24,244	23,764
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)	340,171	376,580
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)	62,387	41,768
	$23,125,753	$26,010,813

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, Contract Owners' Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Aberdeen U.S. Small Cap Equity Fund - Class A (PRSCA)
2019	0.95% to 1.50%	26,748	$ 46.94 to $ 42.07	$ 1,389,822	0.00%	23.53% to 22.84%
2018	0.95% to 1.50%	31,858	38.00 to 34.25	1,351,623	0.01%	-14.19% to -14.67%
2017	0.95% to 1.50%	37,216	44.29 to 40.14	1,853,224	0.00%	9.98% to 9.37%
2016	0.95% to 1.50%	44,273	40.27 to 36.70	2,019,370	0.00%	22.10% to 21.42%
2015	0.95% to 1.50%	63,911	32.98 to 30.23	2,284,863	0.00%	7.26% to 6.67%
Aberdeen Global Absolute Return Strategies Fund - Institutional Service Class (ADGFIS)
2019	1.30%	36,198	11.73	424,472	3.35%	5.87%
2018	1.30%	34,972	11.08	387,374	4.55%	-0.35%
2017	1.30%	38,123	11.12	423,751	0.00%	0.30%
2016	1.30%	45,021	11.08	498,906	0.00%	9.20%
2015	1.30%	40,275	10.15	408,704	0.32%	-5.94%
Aberdeen U.S. Multi-Cap Equity Fund - Institutional Service Class (ADUES)
2019	1.30%	57,439	25.62	1,471,309	0.25%	35.14%
2018	1.30%	64,397	18.95	1,220,581	0.33%	-7.72%
2017	1.30%	76,645	20.54	1,574,206	0.44%	19.39%
2016	1.30%	84,286	17.20	1,449,982	0.27%	9.46%
2015	1.30%	87,681	15.72	1,378,070	0.92%	-5.01%
American Century International Growth Fund: Class A (TCIGA)
2019	1.10% to 1.50%	3,941	13.41 to 12.38	50,729	0.00%	26.67% to 26.16%
2018	1.10% to 1.50%	4,027	10.59 to 9.82	41,018	0.65%	-16.70% to -17.03%
2017	1.10% to 1.50%	5,455	12.71 to 11.83	67,163	0.71%	29.29% to 28.77%
2016	0.95% to 1.50%	5,517	10.08 to 9.19	52,633	0.22%	-6.94% to -7.45%
2015	0.95% to 1.50%	5,866	10.83 to 9.93	60,280	0.27%	-0.57% to -1.13%
American Century International Growth Fund: Investor Class (TCIGR)
2019	1.30%	7,942	39.04	310,076	0.08%	26.70%
2018	1.30%	9,197	30.82	283,411	0.97%	-16.61%
2017	1.30%	9,496	36.95	350,919	0.88%	29.34%
2016	1.30%	11,403	28.57	325,813	0.45%	-7.00%
2015	1.30%	12,950	30.72	397,870	0.44%	-0.73%
American Century Growth Fund: Investor Class (TCG)
2019	0.95% to 1.50%	76,342	22.43 to 20.10	6,228,712	0.26%	34.11% to 33.37%
2018	0.95% to 1.50%	79,178	16.72 to 15.07	4,983,594	0.22%	-2.57% to -3.11%
2017	0.95% to 1.50%	85,239	17.17 to 15.56	5,690,181	0.17%	28.86% to 28.14%
2016	0.95% to 1.50%	90,504	13.32 to 12.14	4,732,920	0.56%	3.17% to 2.59%
2015	0.95% to 1.50%	95,491	12.91 to 11.83	5,313,217	0.32%	3.57% to 2.99%
American Century Income & Growth Fund: Class A (ACIGA)
2019	0.95% to 1.90%	65,158	22.25 to 18.41	1,380,115	1.82%	22.54% to 21.37%
2018	0.95% to 1.90%	67,685	18.16 to 15.17	1,171,845	1.59%	-7.99% to -8.87%
2017	0.95% to 1.90%	74,206	19.74 to 16.65	1,400,651	2.06%	19.15% to 18.01%
2016	0.95% to 1.90%	94,876	16.56 to 14.11	1,514,365	2.10%	12.23% to 11.15%
2015	0.95% to 1.90%	107,376	14.76 to 12.69	1,526,225	1.91%	-6.80% to -7.69%
American Century Income & Growth: Investor Class (IGF)
2019	1.30%	75,949	44.26	3,361,848	2.05%	22.37%
2018	1.30%	89,131	36.17	3,224,148	1.84%	-8.07%
2017	1.30%	96,144	39.35	3,783,285	2.40%	19.06%
2016	1.30%	105,004	33.05	3,470,406	2.37%	12.09%
2015	1.30%	106,114	29.48	3,128,684	2.16%	-6.89%
American Century Short-Term Government Fund: Investor Class (BSTG)
2019	0.95% to 1.90%	56,103	13.36 to 11.05	1,022,212	1.82%	1.94% to 0.96%
2018	0.95% to 1.90%	37,634	13.10 to 10.95	783,804	1.71%	0.15% to -0.82%
2017	0.95% to 1.90%	55,752	13.08 to 11.04	1,016,116	1.04%	-0.74% to -1.69%
2016	0.95% to 1.90%	58,445	13.18 to 11.23	1,106,816	0.62%	-0.54% to -1.49%
2015	0.95% to 1.90%	63,426	13.25 to 11.40	1,192,599	0.53%	-0.84% to -1.79%
American Century Ultra(R) Fund: Investor Class (TCUL)
2019	0.95% to 1.65%	188,556	23.26 to 20.23	8,803,898	0.00%	33.32% to 32.38%
2018	0.95% to 1.65%	208,758	17.45 to 15.29	7,182,418	0.00%	-0.30% to -1.01%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.65%	228,414	17.50 to 15.44	7,958,662	0.16%	30.65% to 29.73%
2016	0.95% to 1.65%	252,800	13.40 to 11.90	6,735,832	0.27%	3.39% to 2.66%
2015	0.95% to 1.65%	262,570	12.96 to 11.59	7,089,191	0.22%	5.15% to 4.40%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II (ACVI2)
2019	0.95% to 1.65%	96,842	11.96 to 11.57	1,140,160	0.73%	26.92% to 26.03%
2018	0.95% to 1.65%	102,286	9.43 to 9.18	952,173	1.12%	-16.10% to -16.70%
2017	0.95% to 1.65%	102,279	11.24 to 11.03	1,138,808	0.77%	29.70% to 28.78%
2016	0.95% to 1.65%	111,506	8.66 to 8.56	960,598	0.93%	-6.45% to -7.11%
2015	0.95% to 1.65%	118,995	9.26 to 9.22	1,099,419	0.00%	-7.40% to -7.84%	****
BNY Mellon Core Plus Fund - Class A (DMICPA)
2019	1.30%	92,385	11.05	1,021,273	2.89%	9.43%
2018	1.30%	87,613	10.10	885,028	2.83%	1.02%	****
BNY Mellon Appreciation Fund, Inc. - Investor Shares (DAF)
2019	0.95% to 1.90%	93,055	24.89 to 20.59	2,599,160	1.01%	33.86% to 32.58%
2018	0.95% to 1.90%	108,536	18.59 to 15.53	2,290,142	1.14%	-7.28% to -8.17%
2017	0.95% to 1.90%	120,151	20.05 to 16.92	2,737,977	1.18%	25.44% to 24.24%
2016	0.95% to 1.90%	141,580	15.99 to 13.61	2,582,813	1.46%	6.22% to 5.20%
2015	0.95% to 1.90%	149,963	15.05 to 12.94	2,586,803	1.66%	-3.44% to -4.37%
BNY Mellon Balanced Opportunity Fund - Class Z (DPBOZ)
2019	0.95% to 1.60%	29,000	20.46 to 18.53	562,067	1.43%	19.05% to 18.27%
2018	0.95% to 1.60%	31,957	17.19 to 15.67	522,469	1.13%	-4.92% to -5.55%
2017	0.95% to 1.60%	49,698	18.08 to 16.59	858,446	0.99%	10.66% to 9.94%
2016	0.95% to 1.60%	59,877	16.34 to 15.09	937,832	1.44%	9.13% to 8.42%
2015	0.95% to 1.60%	51,166	14.97 to 13.92	737,117	1.02%	-1.33% to -1.98%
BNY Mellon S&P 500 Index Fund (DSPI)
2019	1.30%	184,395	78.05	14,392,848	1.59%	29.17%
2018	1.30%	194,994	60.43	11,783,260	1.45%	-6.12%
2017	1.30%	210,963	64.37	13,579,094	1.56%	19.68%
2016	1.30%	219,191	53.78	11,788,858	1.74%	9.90%
2015	1.30%	236,442	48.94	11,570,609	1.60%	-0.40%
BNY Mellon Opportunistic Small Cap Fund - Investor Shares (DROSC)
2019	0.95% to 1.50%	2,712	24.55 to 23.47	64,379	0.17%	19.96% to 19.30%
2018	0.95% to 1.50%	2,955	20.46 to 19.67	58,881	0.00%	-20.27% to -20.71%
2017	0.95% to 1.50%	5,806	25.66 to 24.81	144,922	0.00%	23.01% to 22.33%
2016	0.95% to 1.50%	5,445	20.86 to 20.28	111,087	0.00%	15.38% to 14.74%
2015	0.95% to 1.50%	6,249	18.08 to 17.68	111,298	0.33%	-3.63% to -4.17%
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z (DTC)
2019	0.95% to 1.45%	13,266	16.91 to 15.31	430,399	1.25%	32.73% to 32.06%
2018	0.95% to 1.45%	14,116	12.74 to 11.59	352,255	1.62%	-5.33% to -5.81%
2017	0.95% to 1.45%	17,526	13.46 to 12.31	442,537	0.87%	14.07% to 13.50%
2016	0.95% to 1.45%	21,203	11.80 to 10.84	519,557	0.97%	9.03% to 8.48%
2015	0.95% to 1.45%	24,200	10.82 to 10.00	576,897	0.81%	-4.12% to -4.60%
Delaware High-Yield Opportunities Fund: Institutional Class (DWHYOI)
2019	1.30%	35,104	22.67	795,652	5.67%	14.66%
2018	1.30%	34,618	19.77	684,311	5.91%	-5.62%
2017	1.30%	36,769	20.95	770,131	5.47%	5.89%
2016	1.30%	40,079	19.78	792,791	5.85%	12.01%
2015	1.30%	45,923	17.66	810,966	6.20%	-7.74%
Federated Bond Fund - Class F Shares (FBDF)
2019	0.95% to 2.05%	64,676	26.70 to 21.43	1,748,450	3.70%	12.77% to 11.52%
2018	0.95% to 2.05%	61,571	23.67 to 19.22	1,484,125	3.61%	-3.87% to -4.95%
2017	0.95% to 2.05%	64,641	24.63 to 20.22	1,626,308	3.80%	5.61% to 4.44%
2016	0.95% to 2.05%	68,476	23.32 to 19.36	1,635,121	4.06%	7.21% to 6.03%
2015	0.95% to 2.05%	72,232	21.75 to 18.26	1,614,536	4.21%	-2.91% to -3.99%
Federated Equity Income Fund - Class F Shares (FEQIF)
2019	1.20%	626	17.11	10,710	1.90%	19.55%
2018	1.20%	626	14.31	8,959	1.36%	-13.01%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	1.20% to 1.25%	1,838	16.45 to 16.31	30,082	1.83%	14.43% to 14.37%
2016	1.20% to 1.25%	1,838	14.38 to 14.26	26,297	2.06%	7.91% to 7.86%
2015	1.20% to 1.45%	2,479	13.32 to 12.82	32,678	1.77%	-6.79% to -7.02%
Federated High Yield Trust - Service Shares (FHYT)
2019	0.95% to 1.90%	67,741	29.59 to 24.48	1,833,647	4.98%	14.19% to 13.10%
2018	0.95% to 1.90%	66,418	25.91 to 21.65	1,583,372	5.33%	-5.59% to -6.50%
2017	0.95% to 1.90%	70,919	27.45 to 23.15	1,796,306	4.64%	6.42% to 5.40%
2016	0.95% to 1.90%	97,140	25.79 to 21.96	2,371,595	4.96%	13.39% to 12.30%
2015	0.95% to 1.90%	84,526	22.75 to 19.56	1,788,776	4.94%	-4.50% to -5.41%
Federated Intermediate Corporate Bond Fund: Service Shares (FIIF)
2019	0.95% to 1.90%	13,257	19.93 to 16.55	246,759	2.71%	8.39% to 7.35%
2018	0.95% to 1.90%	11,498	18.38 to 15.42	198,523	2.85%	-1.68% to -2.63%
2017	0.95% to 1.90%	14,555	18.70 to 15.84	255,459	2.83%	3.06% to 2.08%
2016	0.95% to 1.90%	16,228	18.14 to 15.51	278,392	2.99%	2.67% to 1.69%
2015	0.95% to 1.90%	17,742	17.67 to 15.26	297,152	3.38%	-1.26% to -2.21%
Fidelity Capital & Income Fund (FCI)
2019	1.30%	1,226	172.93	212,017	4.39%	17.39%
2018	1.30%	1,250	147.31	184,140	4.75%	-7.01%
2017	1.30%	1,359	158.42	215,286	4.05%	10.20%
2016	1.30%	1,801	143.76	258,909	4.24%	9.30%
2015	1.30%	2,126	131.53	279,629	4.11%	-2.21%
Fidelity Equity-Income Fund (FEI)
2019	1.30%	26,064	206.49	5,382,040	1.89%	26.24%
2018	1.30%	28,326	163.57	4,633,383	2.35%	-9.61%
2017	1.30%	31,047	180.96	5,618,364	2.02%	11.89%
2016	1.30%	34,104	161.73	5,515,808	2.50%	15.86%
2015	1.30%	40,068	139.59	5,593,199	3.52%	-4.78%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	1.30%	55	46.86	2,577	4.72%	13.61%
2018	1.30%	69	41.25	2,846	5.63%	-4.55%
2017	1.30%	69	43.21	2,982	5.37%	5.55%
2016	1.30%	69	40.94	2,825	5.49%	13.12%
2015	1.30%	69	36.19	2,497	6.61%	-4.88%
Fidelity Magellan(R) Fund (FMG)
2019	1.30%	101,880	68.27	6,955,133	0.45%	29.46%
2018	1.30%	113,180	52.73	5,968,526	0.56%	-6.84%
2017	1.30%	124,033	56.60	7,020,822	0.80%	24.88%
2016	1.30%	138,345	45.33	6,271,015	0.56%	3.88%
2015	1.30%	172,996	43.64	7,549,066	0.56%	2.70%
Fidelity Puritan Fund (FPR)
2019	1.30%	101,414	68.56	6,952,860	1.58%	19.68%
2018	1.30%	112,567	57.29	6,448,696	1.53%	-5.42%
2017	1.30%	103,573	60.57	6,273,225	1.38%	17.21%
2016	1.30%	116,266	51.68	6,008,264	1.76%	3.67%
2015	1.30%	118,299	49.85	5,897,022	2.11%	0.45%
Fidelity Advisor Balanced Fund: Class A (FABA)
2019	0.95% to 1.45%	6,361	24.42 to 22.10	148,093	1.39%	22.58% to 21.96%
2018	0.95% to 1.50%	6,693	19.92 to 17.95	127,273	1.23%	-5.36% to -5.89%
2017	0.95% to 1.50%	6,759	21.05 to 19.08	136,156	1.24%	14.99% to 14.35%
2016	0.95% to 1.50%	6,912	18.30 to 16.68	121,388	1.19%	5.91% to 5.33%
2015	0.95% to 1.50%	5,141	17.28 to 15.84	84,728	1.05%	-0.92% to -1.47%
Fidelity Advisor Balanced Fund - Class M (FAB)
2019	1.30%	27,667	32.94	911,360	1.11%	21.79%
2018	1.30%	31,095	27.05	841,037	0.94%	-5.89%
2017	1.30%	36,522	28.74	1,049,605	0.88%	14.28%
2016	1.30%	71,592	25.15	1,800,335	0.98%	5.32%
2015	1.30%	70,241	23.88	1,677,086	0.87%	-1.53%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity Advisor Equity Growth Fund: Class A (FAEGA)
2019	0.95% to 1.65%	48,026	22.24 to 19.40	1,016,248	0.00%	32.41% to 31.48%
2018	0.95% to 1.65%	55,280	16.80 to 14.76	882,218	0.00%	-1.40% to -2.10%
2017	0.95% to 1.65%	63,200	17.03 to 15.07	1,020,992	0.00%	33.57% to 32.63%
2016	0.95% to 1.65%	63,534	12.75 to 11.37	771,145	0.00%	-0.66% to -1.36%
2015	0.95% to 1.65%	69,961	12.84 to 11.52	858,254	0.00%	5.73% to 4.98%
Fidelity Advisor Equity Income Fund: Class A (FAEIA)
2019	0.95% to 1.90%	52,922	27.96 to 23.13	1,382,899	2.36%	25.97% to 24.76%
2018	0.95% to 1.90%	63,901	22.19 to 18.54	1,331,028	2.30%	-11.26% to -12.12%
2017	0.95% to 1.90%	78,326	25.01 to 21.10	1,843,389	1.70%	11.23% to 10.17%
2016	0.95% to 1.90%	89,257	22.49 to 19.15	1,901,457	2.00%	16.45% to 15.34%
2015	0.95% to 1.90%	101,379	19.31 to 16.60	1,860,007	2.95%	-5.33% to -6.24%
Fidelity Advisor Equity Income Fund - Class M (FAEI)
2019	1.30%	35,561	40.70	1,447,376	2.12%	25.21%
2018	1.30%	36,603	32.51	1,189,815	1.99%	-11.77%
2017	1.30%	47,085	36.84	1,734,666	1.47%	10.58%
2016	1.30%	50,422	33.32	1,679,949	1.72%	15.75%
2015	1.30%	55,331	28.79	1,592,708	2.68%	-5.85%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.95% to 1.65%	163,313	12.05 to 11.65	1,935,601	1.48%	26.29% to 25.40%
2018	0.95% to 1.65%	180,351	9.54 to 9.29	1,698,786	1.25%	-15.87% to -16.47%
2017	0.95% to 1.65%	195,457	11.34 to 11.12	2,195,778	1.31%	28.76% to 27.85%
2016	0.95% to 1.65%	182,467	8.80 to 8.70	1,597,555	1.16%	-6.17% to -6.83%
2015	0.95% to 1.65%	222,466	9.38 to 9.34	2,083,123	1.18%	-6.17% to -6.61%	****
Fidelity Advisor Growth Opportunities Fund: Class A (FAGOA)
2019	0.95% to 1.50%	37,434	30.83 to 27.63	1,092,051	0.00%	38.93% to 38.16%
2018	0.95% to 1.50%	30,026	22.19 to 20.00	632,498	0.00%	12.99% to 12.36%
2017	0.95% to 1.50%	33,568	19.64 to 17.80	628,547	0.00%	33.41% to 32.67%
2016	0.95% to 1.50%	32,143	14.72 to 13.42	453,000	0.00%	-1.01% to -1.55%
2015	0.95% to 1.50%	39,198	14.87 to 13.63	559,852	0.00%	3.84% to 3.26%
Fidelity Advisor Growth Opportunities Fund - Class M (FAGO)
2019	1.30%	84,646	50.63	4,285,861	0.00%	38.13%
2018	1.30%	85,469	36.66	3,132,940	0.00%	12.33%
2017	1.30%	90,186	32.63	2,943,047	0.00%	32.63%
2016	1.30%	85,084	24.61	2,093,521	0.00%	-1.57%
2015	1.30%	106,324	25.00	2,657,985	0.00%	3.23%
Fidelity Advisor High Income Advantage Fund - Class M (FAHY)
2019	0.95% to 1.90%	14,074	32.71 to 27.06	530,944	4.34%	16.30% to 15.19%
2018	1.10% to 1.90%	13,866	27.34 to 23.49	453,736	5.20%	-6.46% to -7.22%
2017	1.10% to 1.90%	15,044	29.23 to 25.32	520,828	4.71%	10.14% to 9.25%
2016	0.95% to 1.90%	15,948	27.22 to 23.18	501,382	4.67%	12.39% to 11.32%
2015	0.95% to 1.90%	18,235	24.21 to 20.82	518,441	4.66%	-3.99% to -4.91%
Fidelity Advisor Overseas Fund: Class A (FAOA)
2019	1.25% to 1.50%	56	15.82 to 15.06	869	1.47%	25.79% to 25.47%
2018	1.20% to 1.50%	63	12.69 to 12.01	793	0.85%	-16.09% to -16.35%
2017	1.20% to 1.50%	63	15.13 to 14.35	947	0.95%	28.09% to 27.71%
2016	1.20% to 1.50%	63	11.81 to 11.24	738	0.97%	-6.70% to -6.99%
2015	1.20% to 1.50%	63	12.66 to 12.08	794	0.35%	2.39% to 2.08%
Fidelity Asset Manager 50% (FAM)
2019	1.30%	30,938	38.67	1,196,281	1.83%	16.72%
2018	1.30%	33,829	33.13	1,120,701	1.66%	-6.61%
2017	1.30%	40,100	35.47	1,422,505	1.41%	12.59%
2016	1.30%	42,107	31.51	1,326,723	1.56%	5.05%
2015	1.30%	43,694	29.99	1,310,552	1.77%	-1.73%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.95% to 1.65%	142,048	9.21 to 8.84	1,283,217	1.71%	11.46% to 10.67%
2018	0.95% to 1.65%	171,382	8.26 to 7.99	1,393,865	2.59%	-16.25% to -16.85%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.65%	202,796	9.86 to 9.61	1,975,555	2.59%	15.59% to 14.77%
2016	0.95% to 1.65%	229,506	8.53 to 8.37	1,940,952	1.91%	6.16% to 5.41%
2015	0.95% to 1.65%	254,674	8.04 to 7.94	2,035,581	3.26%	-7.38% to -8.04%
Franklin Mutual U.S. Value Fund - Class A (FRBSI)
2019	0.95% to 1.65%	35,356	38.08 to 33.22	1,260,997	1.53%	23.30% to 22.43%
2018	0.95% to 1.65%	38,537	30.88 to 27.13	1,119,069	1.18%	-13.28% to -13.90%
2017	0.95% to 1.65%	39,135	35.61 to 31.51	1,315,948	1.09%	11.37% to 10.59%
2016	0.95% to 1.65%	44,400	31.98 to 28.50	1,346,742	0.50%	19.31% to 18.47%
2015	0.95% to 1.65%	50,386	26.80 to 24.06	1,284,459	0.63%	-10.28% to -10.92%
Templeton Foreign Fund - Class A (TFF)
2019	0.95% to 1.65%	22,304	21.05 to 18.31	623,596	3.15%	11.39% to 10.61%
2018	0.95% to 1.65%	25,715	18.89 to 16.55	647,117	2.20%	-15.81% to -16.41%
2017	0.95% to 1.65%	27,662	22.44 to 19.80	826,133	1.38%	15.97% to 15.15%
2016	0.95% to 1.65%	31,810	19.35 to 17.19	808,259	1.88%	10.57% to 9.79%
2015	0.95% to 1.65%	35,755	17.50 to 15.66	826,378	1.21%	-7.97% to -8.62%
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund - Class A (TMSF)
2019	0.95% to 1.90%	111,140	30.23 to 25.01	3,390,590	2.33%	21.70% to 20.53%
2018	0.95% to 1.90%	121,736	24.84 to 20.75	3,055,225	1.55%	-10.04% to -10.91%
2017	0.95% to 1.90%	135,171	27.61 to 23.29	3,785,210	1.96%	7.18% to 6.16%
2016	0.95% to 1.90%	158,078	25.76 to 21.94	4,135,990	2.08%	14.52% to 13.42%
2015	0.95% to 1.90%	166,821	22.50 to 19.34	3,821,268	1.67%	-5.01% to -5.92%
Franklin Small-Mid Cap Growth Fund: Class A (FSCG)
2019	0.95% to 1.80%	54,476	21.36 to 18.03	1,089,786	0.00%	30.56% to 29.44%
2018	0.95% to 1.80%	62,284	16.36 to 13.93	962,905	0.00%	-5.51% to -6.33%
2017	0.95% to 1.80%	59,837	17.32 to 14.87	981,938	0.00%	20.38% to 19.35%
2016	0.95% to 1.80%	75,688	14.38 to 12.46	1,041,908	0.00%	3.34% to 2.45%
2015	0.95% to 1.80%	77,471	13.92 to 12.16	1,034,687	0.00%	-2.91% to -3.74%
Invesco Real Estate Fund: Class A (AREA)
2019	0.95% to 1.90%	32,033	19.35 to 17.81	601,965	1.55%	26.56% to 25.35%
2018	0.95% to 1.90%	36,108	15.29 to 14.21	538,034	1.31%	-6.56% to -7.47%
2017	0.95% to 1.90%	41,301	16.36 to 15.35	662,047	1.13%	7.41% to 6.38%
2016	0.95% to 1.90%	43,562	15.24 to 14.43	651,732	1.61%	4.80% to 3.80%
2015	0.95% to 1.90%	69,382	14.54 to 13.91	997,667	1.15%	0.76% to -0.21%
Invesco Small Cap Growth Fund: Investor Class (ASCGI)
2019	0.95% to 1.65%	12,428	28.44 to 25.80	340,606	0.00%	23.16% to 22.29%
2018	0.95% to 1.65%	15,651	23.09 to 21.09	349,273	0.00%	-9.90% to -10.54%
2017	0.95% to 1.65%	14,245	25.63 to 23.58	353,637	0.00%	23.76% to 22.89%
2016	0.95% to 1.65%	15,116	20.71 to 19.19	304,323	0.00%	10.23% to 9.46%
2015	0.95% to 1.65%	33,487	18.78 to 17.53	617,078	0.00%	-2.76% to -3.44%
Invesco Equity and Income Fund: Class A (VKEIA)
2019	1.10% to 2.05%	2,311	17.69 to 16.28	40,126	1.64%	18.75% to 17.61%
2018	0.95% to 2.05%	4,878	15.07 to 13.84	71,477	1.16%	-10.52% to -11.52%
2017	0.95% to 2.05%	27,262	16.84 to 15.64	447,217	2.03%	9.83% to 8.62%
2016	0.95% to 2.05%	27,536	15.33 to 14.40	413,540	1.82%	13.75% to 12.49%
2015	0.95% to 2.05%	22,758	13.48 to 12.80	301,280	2.20%	-3.28% to -4.35%
Invesco Growth and Income Fund: Class A (VKGIA)
2019	0.95% to 1.60%	24,802	35.82 to 32.10	845,205	1.87%	24.06% to 23.25%
2018	0.95% to 1.65%	27,518	28.87 to 25.84	759,105	1.51%	-14.29% to -14.90%
2017	0.95% to 1.65%	31,988	33.69 to 30.36	1,034,065	1.77%	13.13% to 12.33%
2016	0.95% to 1.65%	35,360	29.78 to 27.03	1,013,491	1.69%	18.68% to 17.84%
2015	0.95% to 1.65%	40,588	25.09 to 22.93	985,741	1.47%	-4.07% to -4.75%
Invesco Mid Cap Growth Fund: Class A (VKGA)
2019	0.95% to 1.65%	95,356	49.48 to 43.96	4,470,863	0.00%	32.82% to 31.88%
2018	0.95% to 1.65%	99,682	37.25 to 33.33	3,530,754	0.00%	-6.70% to -7.37%
2017	0.95% to 1.65%	109,407	39.93 to 35.98	4,167,379	0.00%	21.05% to 20.20%
2016	0.95% to 1.65%	119,579	32.98 to 29.94	3,775,077	0.00%	-0.49% to -1.19%
2015	0.95% to 1.65%	151,162	33.14 to 30.30	4,831,566	0.00%	0.26% to -0.45%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.95% to 1.90%	343,476	15.51 to 14.69	5,226,727	0.64%	30.21% to 28.96%
2018	0.95% to 1.90%	362,852	11.91 to 11.39	4,254,538	0.77%	-14.22% to -15.05%
2017	0.95% to 1.90%	398,744	13.89 to 13.41	5,468,805	0.71%	35.03% to 33.74%
2016	0.95% to 1.90%	404,756	10.29 to 10.02	4,125,681	0.78%	-1.10% to -2.05%
2015	0.95% to 1.90%	456,661	10.40 to 10.23	4,722,614	1.07%	2.69% to 1.70%
Invesco Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2019	0.95% to 1.80%	56,766	19.86 to 16.82	1,066,303	0.00%	34.77% to 33.61%
2018	0.95% to 1.80%	61,506	14.74 to 12.59	859,493	0.00%	-6.86% to -7.66%
2017	0.95% to 1.80%	65,518	15.82 to 13.64	986,720	0.01%	25.33% to 24.26%
2016	0.95% to 1.80%	80,925	12.62 to 10.97	980,769	0.07%	-3.27% to -4.09%
2015	0.95% to 1.80%	85,139	13.05 to 11.44	1,071,507	0.00%	2.24% to 1.36%
Invesco Oppenheimer Global Fund - Class A (OGF)
2019	0.95% to 1.90%	51,109	28.54 to 23.61	3,438,951	0.56%	30.32% to 29.07%
2018	0.95% to 1.90%	54,197	21.90 to 18.29	2,800,520	0.39%	-14.38% to -15.21%
2017	0.95% to 1.90%	61,971	25.58 to 21.57	3,770,154	0.56%	34.95% to 33.66%
2016	0.95% to 1.90%	69,088	18.95 to 16.14	3,128,798	0.65%	-0.79% to -1.74%
2015	0.95% to 1.90%	80,907	19.10 to 16.43	3,794,604	0.61%	2.90% to 1.92%
Invesco Oppenheimer Global Strategic Income Fund - Class A (OSI)
2019	0.95% to 1.60%	17,971	23.63 to 20.82	401,216	4.66%	9.51% to 8.79%
2018	0.95% to 1.60%	20,136	21.58 to 19.14	411,565	5.01%	-5.60% to -6.22%
2017	0.95% to 1.60%	19,650	22.86 to 20.41	427,032	4.25%	5.21% to 4.52%
2016	0.95% to 1.60%	20,954	21.73 to 19.53	433,723	3.82%	5.35% to 4.66%
2015	0.95% to 1.60%	25,507	20.63 to 18.66	502,605	4.27%	-3.27% to -3.91%
Ivy Small Cap Growth Fund - Class A (WRSCGA)
2019	0.95% to 1.50%	32,642	11.12 to 11.01	360,977	0.00%	22.58% to 21.89%
2018	0.95% to 1.50%	37,612	9.07 to 9.03	340,483	0.00%	-9.25% to -9.68%	****
Janus Henderson Forty Fund - Class T (JAFRT)
2019	0.95% to 1.90%	1,057,871	15.25 to 14.87	15,987,685	0.19%	35.36% to 34.06%
2018	0.95% to 1.90%	1,151,834	11.27 to 11.09	12,904,536	0.00%	0.35% to -0.62%
2017	0.95% to 1.90%	1,317,073	11.23 to 11.16	14,755,516	0.78%	12.29% to 11.57%	****
Janus Henderson Balanced Fund: Class S (JBS)
2019	0.95% to 1.65%	66,573	25.00 to 23.21	1,623,375	1.81%	20.94% to 20.08%
2018	0.95% to 1.65%	73,482	20.67 to 19.33	1,485,943	1.45%	-0.69% to -1.40%
2017	0.95% to 1.65%	58,276	20.82 to 19.60	1,188,936	1.63%	16.93% to 16.11%
2016	0.95% to 1.65%	62,729	17.80 to 16.88	1,096,926	1.84%	3.22% to 2.49%
2015	0.95% to 1.65%	70,702	17.25 to 16.47	1,201,478	1.26%	-0.73% to -1.43%
Janus Henderson Overseas Fund - Class S (JOS)
2019	0.95% to 1.45%	3,732	11.73 to 11.13	42,637	1.68%	25.51% to 24.88%
2018	0.95% to 1.45%	4,306	9.35 to 8.91	39,382	0.48%	-16.40% to -16.83%
2017	0.95% to 1.50%	5,658	11.18 to 10.67	61,690	1.66%	29.67% to 28.95%
2016	0.95% to 1.50%	5,883	8.62 to 8.27	49,701	0.68%	-8.06% to -8.57%
2015	0.95% to 1.50%	7,958	9.38 to 9.05	73,342	3.20%	-9.68% to -10.18%
Janus Henderson Research Fund - Class T (JMERC)
2019	0.95% to 2.05%	290,454	14.53 to 14.10	4,182,645	0.52%	33.99% to 32.51%
2018	0.95% to 2.05%	318,110	10.85 to 10.64	3,430,394	0.19%	-3.81% to -4.88%
2017	0.95% to 2.05%	353,367	11.27 to 11.19	3,975,025	0.47%	12.75% to 11.91%	****
Janus Henderson Global Research Fund - Class T (JWF)
2019	1.10% to 1.45%	59,080	12.14 to 11.32	1,715,119	1.06%	27.36% to 26.91%
2018	1.10% to 1.45%	64,148	9.53 to 8.92	1,469,257	0.69%	-8.01% to -8.33%
2017	1.10% to 1.45%	70,278	10.36 to 9.73	1,758,060	0.63%	25.36% to 24.92%
2016	1.10% to 1.45%	79,326	8.27 to 7.79	1,567,926	0.73%	0.79% to 0.43%
2015	1.10% to 1.45%	87,163	8.20 to 7.76	1,713,761	0.66%	-3.38% to -3.72%
Janus Henderson Global Research Fund - Class S (JWS)
2019	0.95% to 1.65%	11,908	26.80 to 24.88	309,922	1.01%	27.25% to 26.35%
2018	0.95% to 1.65%	13,059	21.06 to 19.69	267,897	0.53%	-8.11% to -8.77%
2017	0.95% to 1.65%	13,537	22.92 to 21.58	302,976	0.33%	25.25% to 24.37%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.65%	13,537	22.92 to 21.58	302,976	0.33%	25.25% to 24.37%
2016	0.95% to 1.65%	14,454	18.30 to 17.35	258,917	0.43%	0.66% to -0.04%
2015	0.95% to 1.65%	16,594	18.18 to 17.36	295,844	0.61%	-3.48% to -4.17%
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares (LSC)
2019	0.95% to 1.90%	55,108	43.83 to 36.26	2,499,497	0.00%	28.28% to 27.05%
2018	0.95% to 1.90%	57,855	34.17 to 28.54	2,052,527	0.02%	-14.32% to -15.15%
2017	0.95% to 1.90%	78,640	39.88 to 33.64	3,264,625	0.27%	12.74% to 11.67%
2016	0.95% to 1.90%	80,865	35.37 to 30.12	2,988,076	0.38%	14.83% to 13.73%
2015	0.95% to 1.90%	99,677	30.81 to 26.49	3,220,163	0.01%	-3.40% to -4.32%
MFS(R) Strategic Income Fund: Class A (MSI)
2019	1.30%	46,205	21.16	977,628	3.10%	9.89%
2018	1.30%	59,905	19.26	1,153,477	3.00%	-3.66%
2017	1.30%	66,292	19.99	1,324,966	3.16%	4.31%
2016	1.30%	48,471	19.16	928,726	3.60%	6.44%
2015	1.30%	63,628	18.00	1,145,383	3.83%	-3.34%
Nationwide Bond Fund - Institutional Service Class (NBF)
2019	0.95% to 2.05%	13,920	22.77 to 18.28	1,087,334	2.93%	7.75% to 6.55%
2018	0.95% to 2.05%	15,659	21.13 to 17.15	1,103,185	3.04%	-0.86% to -1.97%
2017	0.95% to 2.05%	23,410	21.31 to 17.50	1,506,534	2.68%	2.91% to 1.77%
2016	0.95% to 2.05%	24,945	20.71 to 17.19	1,572,200	2.37%	2.46% to 1.32%
2015	0.95% to 2.05%	21,593	20.22 to 16.97	1,255,278	2.53%	-0.82% to -1.92%
Nationwide Bond Index Fund: Class A (NBIXA)
2019	0.95% to 1.50%	14,392	18.35 to 16.48	247,989	2.30%	7.04% to 6.45%
2018	0.95% to 1.50%	14,410	17.14 to 15.49	232,791	2.18%	-1.70% to -2.24%
2017	0.95% to 1.50%	19,639	17.44 to 15.84	319,947	1.94%	1.91% to 1.35%
2016	0.95% to 1.50%	35,640	17.11 to 15.63	588,621	1.93%	0.97% to 0.41%
2015	0.95% to 1.50%	22,073	16.94 to 15.57	353,897	1.81%	-1.09% to -1.64%
Nationwide Inflation-Protected Securities Fund - Institutional Service Class (NIPSIS)
2019	0.95% to 1.90%	134,581	10.48 to 10.27	1,400,926	1.65%	7.16% to 6.14%
2018	0.95% to 1.90%	138,247	9.78 to 9.68	1,347,143	1.77%	-2.57% to -3.51%
2017	0.95% to 1.90%	170,374	10.04 to 10.03	1,709,312	0.60%	0.35% to 0.28%	****
Nationwide Government Money Market Fund - Investor Shares (MMF)
2019	1.30%	161,050	22.40 to 28.39	3,626,650	1.72%	0.41% to 0.41%
2018	1.30%	161,834	22.31 to 28.27	3,637,589	1.30%	0.00% to 0.00%
2017	1.30%	215,314	22.31 to 28.27	4,809,527	0.32%	-0.97% to -0.97%
2016	1.30%	238,631	22.53 to 28.55	5,390,564	0.00%	-1.30% to -1.30%
2015	1.30%	246,868	28.92 to 22.82	5,654,922	0.00%	-1.30% to -1.30%
Nationwide Government Money Market Fund - Service Class (MMFR)
2019	0.95% to 1.90%	163,972	10.72 to 8.87	1,657,893	1.52%	0.55% to -0.41%
2018	0.95% to 1.90%	204,741	10.66 to 8.90	2,077,965	1.11%	0.16% to -0.80%
2017	0.95% to 1.90%	202,838	10.64 to 8.98	2,059,930	0.19%	-0.74% to -1.69%
2016	0.95% to 1.90%	267,666	10.72 to 9.13	2,756,374	0.00%	-0.95% to -1.89%
2015	0.95% to 1.90%	289,326	10.82 to 9.31	3,018,509	0.00%	-0.95% to -1.90%
Nationwide Fund - Class A (NFA)
2019	0.95% to 1.60%	40,728	23.91 to 22.55	945,329	0.72%	29.35% to 28.50%
2018	0.95% to 1.60%	42,664	18.48 to 17.55	768,014	0.57%	-7.39% to -8.00%
2017	0.95% to 1.60%	53,849	19.96 to 19.08	1,050,589	0.82%	18.77% to 18.00%
2016	0.95% to 1.60%	60,505	16.80 to 16.17	997,560	1.09%	10.25% to 9.53%
2015	0.95% to 1.60%	68,364	15.24 to 14.76	1,026,130	0.98%	-0.22% to -0.87%
Nationwide Fund - Institutional Service Class (NF)
2019	0.95% to 1.65%	24,090	24.83 to 21.60	2,802,814	0.98%	29.71% to 28.79%
2018	0.95% to 1.65%	28,542	19.14 to 16.77	2,422,628	0.97%	-7.17% to -7.83%
2017	0.95% to 1.65%	27,173	20.62 to 18.19	2,772,873	1.08%	19.06% to 18.22%
2016	0.95% to 1.65%	30,263	17.32 to 15.39	2,663,845	1.33%	10.47% to 9.69%
2015	0.95% to 1.65%	30,566	15.68 to 14.03	2,700,680	1.23%	0.07% to -0.64%
Nationwide Dynamic U.S. Growth Fund - Class A (NGFA)
2019	0.95% to 1.45%	21,876	37.82 to 34.87	785,089	1.46%	35.82% to 35.14%
2018	0.95% to 1.45%	22,577	27.85 to 25.81	598,797	0.47%	-2.55% to -3.04%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.45%	24,266	28.58 to 26.62	662,537	0.16%	25.65% to 25.02%
2016	0.95% to 1.45%	26,297	22.74 to 21.29	573,754	0.36%	1.97% to 1.46%
2015	0.95% to 1.45%	34,894	22.30 to 20.98	748,336	0.21%	3.62% to 3.10%
Nationwide Dynamic U.S. Growth Fund - Class R6 (NGF)
2019	0.95% to 1.35%	2,289	19.14 to 17.67	246,499	1.57%	36.25% to 35.70%
2018	0.95% to 1.35%	2,483	14.05 to 13.02	213,320	0.73%	-2.28% to -2.68%
2017	0.95% to 1.35%	3,074	14.37 to 13.38	238,635	0.40%	25.95% to 25.44%
2016	0.95% to 1.45%	3,460	11.41 to 10.49	228,481	0.64%	2.26% to 1.74%
2015	0.95% to 1.45%	5,437	11.16 to 10.31	328,263	0.42%	4.05% to 3.52%
Nationwide S&P 500 Index Fund: Service Class (NIXR)
2019	0.95% to 2.05%	178,322	23.85 to 19.15	4,387,364	1.84%	29.53% to 28.09%
2018	0.95% to 2.05%	192,082	18.41 to 14.95	3,650,570	1.57%	-5.90% to -6.95%
2017	0.95% to 2.05%	208,153	19.57 to 16.07	4,201,831	1.40%	20.02% to 18.69%
2016	0.95% to 2.05%	215,301	16.30 to 13.54	3,611,084	1.56%	10.28% to 9.06%
2015	0.95% to 2.05%	218,846	14.78 to 12.41	3,308,197	1.81%	-0.12% to -1.23%
Nationwide Small Cap Index Fund: Class A (NSCIXA)
2019	0.95% to 1.65%	14,288	31.61 to 27.58	425,994	0.86%	23.65% to 22.78%
2018	0.95% to 1.65%	15,457	25.56 to 22.46	373,302	0.72%	-12.29% to -12.92%
2017	0.95% to 1.65%	17,694	29.15 to 25.79	489,052	0.71%	12.89% to 12.10%
2016	0.95% to 1.65%	21,570	25.82 to 23.01	532,653	1.11%	19.68% to 18.84%
2015	0.95% to 1.65%	22,349	21.57 to 19.36	461,417	0.91%	-5.72% to -6.39%
Nationwide International Index Fund: Class A (NIIXA)
2019	1.10% to 1.45%	284	15.39 to 14.37	4,314	2.98%	20.21% to 19.78%
2018	1.10% to 1.45%	284	12.80 to 12.00	3,591	3.11%	-15.04% to -15.35%
2017	1.10% to 1.45%	284	15.07 to 14.17	4,229	2.64%	23.37% to 22.94%
2016	1.10% to 1.45%	284	12.21 to 11.53	3,431	2.67%	-0.55% to -0.90%
2015	1.10% to 1.45%	284	12.28 to 11.63	3,452	2.27%	-2.24% to -2.59%
Nationwide Mid Cap Market Index Fund: Class A (NMCIXA)
2019	0.95% to 1.65%	21,793	37.03 to 32.31	769,409	1.00%	24.15% to 23.27%
2018	0.95% to 1.65%	23,398	29.83 to 26.21	666,435	1.19%	-12.49% to -13.11%
2017	0.95% to 1.65%	28,824	34.09 to 30.16	934,761	0.79%	14.35% to 13.54%
2016	0.95% to 1.65%	31,031	29.81 to 26.57	884,628	1.01%	18.74% to 17.91%
2015	0.95% to 1.65%	34,386	25.10 to 22.53	827,324	0.86%	-3.70% to -4.38%
Nationwide Investor Destinations Aggressive Fund: Service Class (IDAS)
2019	0.95% to 1.50%	57,100	22.44 to 20.16	1,196,935	4.23%	24.70% to 24.01%
2018	0.95% to 1.50%	59,103	18.00 to 16.26	997,398	2.03%	-11.02% to -11.52%
2017	0.95% to 1.60%	63,687	20.23 to 18.06	1,215,807	2.21%	18.63% to 17.85%
2016	0.95% to 1.60%	76,082	17.05 to 15.32	1,229,574	1.84%	9.17% to 8.46%
2015	0.95% to 1.60%	84,163	15.62 to 14.13	1,249,353	1.46%	-3.56% to -4.19%
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class (IDMAS)
2019	0.95% to 1.90%	147,423	22.25 to 18.48	3,083,634	4.28%	22.76% to 21.58%
2018	0.95% to 1.90%	147,174	18.13 to 15.20	2,515,573	2.15%	-9.59% to -10.47%
2017	0.95% to 1.90%	163,932	20.05 to 16.98	3,119,912	2.32%	16.53% to 15.42%
2016	0.95% to 1.90%	184,542	17.21 to 14.71	3,018,771	1.98%	8.26% to 7.22%
2015	0.95% to 1.90%	198,017	15.89 to 13.72	2,999,339	1.42%	-3.19% to -4.12%
Nationwide Investor Destinations Moderate Fund: Service Class (IDMS)
2019	0.95% to 1.90%	147,288	20.68 to 17.18	2,840,083	3.84%	18.63% to 17.50%
2018	0.95% to 1.90%	159,027	17.43 to 14.62	2,595,713	2.11%	-7.45% to -8.34%
2017	0.95% to 1.90%	180,567	18.83 to 15.95	3,199,096	2.21%	12.56% to 11.49%
2016	0.95% to 1.90%	214,185	16.73 to 14.31	3,392,428	2.02%	6.79% to 5.77%
2015	0.95% to 1.90%	252,181	15.67 to 13.53	3,754,404	1.42%	-2.53% to -3.47%
Nationwide Investor Destinations Moderately Conservative Fund: Service Class (IDMCS)
2019	0.95% to 1.60%	24,416	19.13 to 16.86	442,019	3.20%	13.89% to 13.15%
2018	0.95% to 1.60%	26,865	16.80 to 14.90	427,117	2.02%	-5.33% to -5.96%
2017	0.95% to 1.60%	35,049	17.75 to 15.84	589,045	2.08%	8.50% to 7.79%
2016	0.95% to 1.60%	44,434	16.36 to 14.70	692,788	1.80%	5.20% to 4.52%
2015	0.95% to 1.60%	67,963	15.55 to 14.06	1,003,947	1.53%	-1.60% to -2.24%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Investor Destinations Conservative Fund: Service Class (IDCS)
2019	0.95% to 1.50%	27,412	16.72 to 15.02	442,685	2.66%	9.31% to 8.70%
2018	0.95% to 1.50%	28,177	15.30 to 13.82	417,591	2.12%	-3.23% to -3.77%
2017	0.95% to 1.50%	36,099	15.81 to 14.36	550,493	2.02%	4.75% to 4.17%
2016	0.95% to 1.50%	38,450	15.09 to 13.79	560,597	1.81%	3.63% to 3.06%
2015	0.95% to 1.50%	43,709	14.56 to 13.38	614,323	1.50%	-1.18% to -1.73%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	1.15% to 1.40%	27,699	13.92 to 13.51	378,798	0.88%	31.31% to 30.98%
2018	1.15% to 1.30%	34,099	10.60 to 10.43	355,728	1.11%	-17.63% to -17.76%
2017	1.15% to 1.45%	31,516	12.87 to 12.49	399,786	1.03%	24.10% to 23.72%
2016	1.15% to 1.45%	28,854	10.37 to 10.10	295,390	1.23%	-3.59% to -3.88%
2015	1.15% to 1.45%	25,950	10.75 to 10.51	275,949	0.14%	-1.80% to -2.10%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	1.10% to 1.40%	15,765	16.09 to 15.58	248,698	2.62%	11.25% to 10.91%
2018	1.10% to 1.40%	13,396	14.46 to 14.05	190,108	1.83%	-16.62% to -16.88%
2017	1.10% to 1.40%	16,526	17.35 to 16.90	281,804	2.00%	21.37% to 21.00%
2016	1.10% to 1.40%	17,854	14.29 to 13.96	251,446	1.96%	0.01% to -0.30%
2015	1.10% to 1.40%	21,806	14.29 to 14.01	307,675	2.03%	-4.96% to -5.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	1.30%	61,243	24.29	1,487,648	1.90%	22.12%
2018	1.30%	72,796	19.89	1,447,944	1.50%	-10.05%
2017	1.30%	72,036	22.11	1,592,849	1.61%	16.89%
2016	1.30%	67,594	18.92	1,278,616	1.47%	8.05%
2015	1.30%	84,998	17.51	1,488,064	1.36%	-2.29%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	1.30%	161,061	22.89	3,686,471	2.08%	20.24%
2018	1.30%	169,524	19.04	3,226,909	1.60%	-8.93%
2017	1.30%	184,151	20.90	3,849,176	1.67%	15.17%
2016	1.30%	192,578	18.15	3,495,229	1.79%	7.08%
2015	1.30%	198,100	16.95	3,357,880	1.45%	-2.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.95% to 1.45%	150,628	21.94 to 20.78	3,057,514	2.25%	16.63% to 16.04%
2018	0.95% to 1.45%	152,818	18.81 to 17.91	2,669,323	1.80%	-6.58% to -7.06%
2017	0.95% to 1.45%	160,285	20.14 to 19.27	3,009,770	1.82%	11.86% to 11.29%
2016	0.95% to 1.45%	158,259	18.00 to 17.31	2,667,457	1.84%	6.13% to 5.59%
2015	0.95% to 1.45%	178,303	16.96 to 16.40	2,841,775	1.52%	-1.28% to -1.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	1.30%	49,977	17.69	884,288	2.27%	12.01%
2018	1.30%	51,175	15.80	808,412	1.98%	-4.99%
2017	1.30%	48,725	16.63	810,137	1.99%	7.80%
2016	1.30%	45,703	15.42	704,939	1.88%	4.33%
2015	1.30%	57,213	14.78	845,827	1.63%	-1.33%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	1.30%	45,473	14.94	679,178	2.22%	8.11%
2018	1.30%	43,920	13.82	606,779	1.58%	-3.09%
2017	1.30%	69,092	14.26	984,947	1.97%	4.31%
2016	1.30%	69,909	13.67	955,392	2.46%	2.91%
2015	1.30%	54,185	13.28	719,551	1.91%	-1.04%
Neuberger Berman Genesis Fund - Trust Class (NBGST)
2019	0.95% to 1.90%	99,042	67.82 to 56.11	6,522,599	0.01%	28.10% to 26.87%
2018	0.95% to 1.90%	119,203	52.94 to 44.23	6,148,037	0.00%	-7.63% to -8.52%
2017	0.95% to 1.90%	137,963	57.32 to 48.35	7,720,565	0.08%	14.40% to 13.31%
2016	0.95% to 1.90%	150,005	50.10 to 42.67	7,355,369	0.05%	16.94% to 15.82%
2015	0.95% to 1.90%	169,278	42.84 to 36.84	7,120,997	0.05%	-0.80% to -1.75%
Neuberger Berman Guardian Fund - Investor Class (NBGF)
2019	1.30%	24,979	55.70	1,391,357	0.36%	34.84%
2018	1.30%	28,044	41.31	1,158,495	0.58%	-8.14%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	1.30%	31,558	44.97	1,419,226	0.62%	23.58%
2016	1.30%	35,051	36.39	1,275,509	0.62%	7.78%
2015	1.30%	40,821	33.76	1,378,305	0.63%	-6.00%
Neuberger Berman Guardian Fund - Trust Class (NBGT)
2019	0.95% to 1.45%	4,990	30.40 to 27.52	145,223	0.17%	35.05% to 34.37%
2018	0.95% to 1.45%	7,659	22.51 to 20.48	164,652	0.43%	-8.02% to -8.48%
2017	0.95% to 1.45%	8,075	24.47 to 22.38	189,241	0.74%	23.92% to 23.30%
2016	0.95% to 1.45%	8,235	19.75 to 18.15	156,138	0.90%	8.02% to 7.48%
2015	0.95% to 1.45%	8,668	18.28 to 16.89	152,499	0.65%	-5.89% to -6.37%
Neuberger Berman Large Cap Value Fund - Investor Class (PF)
2019	1.30%	33,496	73.09	2,448,168	1.80%	22.33%
2018	1.30%	35,961	59.75	2,148,631	1.62%	-2.23%
2017	1.30%	40,916	61.11	2,500,429	1.21%	11.93%
2016	1.30%	48,012	54.60	2,621,364	0.69%	26.56%
2015	1.30%	53,703	43.14	2,316,695	1.01%	-13.44%
Neuberger Berman Large Cap Value Fund - Trust Class (NBPT)
2019	0.95% to 1.90%	5,272	29.18 to 24.14	143,291	2.20%	22.55% to 21.37%
2018	0.95% to 1.90%	3,540	23.81 to 19.89	80,203	1.34%	-2.09% to -3.04%
2017	0.95% to 1.90%	6,076	24.32 to 20.51	141,094	1.05%	12.14% to 11.07%
2016	0.95% to 1.90%	6,564	21.69 to 18.47	135,933	1.28%	26.88% to 25.67%
2015	0.95% to 1.90%	5,871	17.09 to 14.70	96,170	1.34%	-13.34% to -14.18%
Neuberger Berman - Short Duration Bond Fund - Investor Class (NLMB)
2019	1.30%	15,767	14.97	236,045	2.62%	2.66%
2018	1.30%	18,154	14.58	264,744	2.01%	-0.21%
2017	1.30%	21,569	14.61	315,191	1.38%	-0.56%
2016	1.30%	24,214	14.70	355,841	1.15%	-0.53%
2015	1.30%	32,995	14.77	487,476	1.03%	-1.04%
Neuberger Berman Sustainable Equity Fund: Trust Class (NBSRT)
2019	0.95% to 1.50%	44,276	31.47 to 28.85	1,341,970	0.49%	24.44% to 23.75%
2018	0.95% to 1.50%	48,027	25.29 to 23.31	1,172,452	0.24%	-6.87% to -7.39%
2017	0.95% to 1.50%	55,596	27.16 to 25.17	1,460,320	0.44%	17.27% to 16.62%
2016	0.95% to 1.50%	59,715	23.16 to 21.58	1,339,468	1.05%	8.84% to 8.24%
2015	0.95% to 1.50%	63,610	21.28 to 19.94	1,310,738	0.97%	-1.50% to -2.05%
PIMCO Total Return Fund: Class A (PMTRA)
2019	0.95% to 1.80%	64,422	22.53 to 19.08	1,373,239	3.48%	6.87% to 5.95%
2018	0.95% to 1.80%	66,710	21.08 to 18.01	1,336,418	2.73%	-1.55% to -2.40%
2017	0.95% to 1.80%	75,694	21.41 to 18.46	1,545,824	2.27%	3.75% to 2.86%
2016	0.95% to 1.80%	81,775	20.64 to 17.94	1,613,321	2.58%	1.24% to 0.38%
2015	0.95% to 1.80%	99,941	20.38 to 17.88	1,947,868	2.46%	-0.63% to -1.48%
Putnam Growth Opportunities Fund - Class A (PUGOA)
2019	0.95% to 1.50%	3,883	18.36 to 18.01	70,634	0.00%	35.13% to 34.38%
2018	0.95% to 1.50%	4,083	13.59 to 13.40	55,117	0.00%	1.28% to 0.71%
2017	0.95% to 1.50%	3,669	13.42 to 13.31	49,053	0.25%	29.73% to 29.01%
2016	0.95% to 1.50%	4,597	10.34 to 10.32	47,506	0.01%	3.44% to 3.17%	****
Putnam International Equity Fund: Class A (PUIGA)
2019	1.45% to 1.50%	265	21.16 to 20.99	5,607	1.71%	23.68% to 23.62%
2018	1.45% to 1.50%	265	17.11 to 16.98	4,534	1.72%	-20.54% to -20.58%
2017	1.45% to 1.50%	265	21.53 to 21.37	5,705	0.36%	24.64% to 24.58%
2016	1.45% to 1.50%	265	17.28 to 17.16	4,578	3.01%	-4.11% to -4.16%
2015	1.45% to 1.50%	265	18.02 to 17.90	4,774	2.50%	-1.33% to -1.38%
Virtus Tactical Allocation Fund - Class A (VRTAA)
2019	1.30%	48,073	11.70	562,648	1.21%	17.04%	****
Wells Fargo Classic Value Fund - Administrative Class (WFAIVD)
2019	1.30%	33,125	18.99	629,180	1.05%	30.84%
2018	1.30%	34,873	14.52	506,253	1.04%	-6.75%
2017	1.30%	43,904	15.57	683,527	0.69%	14.35%
2016	1.30%	48,317	13.61	657,824	1.29%	6.04%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	1.30%	59,399	12.84	762,638	1.09%	-1.91%
Wells Fargo Common Stock Fund - Class A (SACSA)
2019	0.95% to 1.90%	134,988	14.34 to 13.77	1,908,830	0.01%	25.99% to 24.78%
2018	0.95% to 1.90%	151,992	11.38 to 11.04	1,711,553	0.00%	-10.81% to -11.67%
2017	0.95% to 1.90%	168,587	12.76 to 12.50	2,135,604	0.00%	16.44% to 15.33%
2016	0.95% to 1.90%	183,270	10.96 to 10.83	2,000,462	0.00%	12.89% to 11.81%
2015	0.95% to 1.90%	214,900	9.71 to 9.69	2,084,869	0.00%	-2.92% to -3.10%	****
Wells Fargo Enterprise Fund - Class A (WFENAD)
2019	1.10% to 1.50%	6,079	16.80 to 16.52	100,888	0.00%	39.12% to 38.55%
2018	0.95% to 1.50%	7,187	12.13 to 11.92	86,176	0.00%	-6.93% to -7.45%
2017	0.95% to 1.50%	8,621	13.04 to 12.88	111,417	0.00%	27.29% to 26.59%
2016	0.95% to 1.50%	9,247	10.24 to 10.17	94,264	0.00%	3.16% to 2.59%
2015	0.95% to 1.50%	12,247	9.93 to 9.92	121,503	0.00%	-0.73% to -0.83%	****
Wells Fargo Growth Fund - Class A (SGRA)
2019	0.95% to 1.50%	41,316	17.75 to 17.34	726,397	0.00%	35.79% to 35.03%
2018	0.95% to 1.45%	53,322	13.07 to 12.86	691,673	0.00%	-0.82% to -1.32%
2017	0.95% to 1.45%	57,358	13.18 to 13.03	752,060	0.00%	33.32% to 32.65%
2016	0.95% to 1.45%	60,714	9.89 to 9.83	598,535	0.00%	-1.87% to -2.36%
2015	0.95% to 1.50%	99,943	10.07 to 10.06	1,006,382	0.00%	0.73% to 0.63%	****
Wells Fargo Large Cap Core Fund - Class A (WFLCCA)
2019	0.95% to 1.45%	8,525	14.66 to 14.36	123,417	1.73%	26.42% to 25.78%
2018	0.95% to 1.45%	9,994	11.60 to 11.41	114,783	0.83%	-9.60% to -10.06%
2017	0.95% to 1.45%	10,573	12.83 to 12.69	134,768	0.91%	22.06% to 21.44%
2016	0.95% to 1.45%	7,725	10.51 to 10.45	80,912	0.65%	7.32% to 6.78%
2015	0.95% to 1.45%	12,525	9.80 to 9.79	122,636	0.30%	-2.04% to -2.14%	****
Wells Fargo Large Cap Growth Fund - Class A (WFLGA)
2019	1.30%	152,808	16.19	2,473,272	0.00%	30.98%
2018	1.30%	168,676	12.36	2,084,407	0.00%	-0.68%
2017	1.30%	192,578	12.44	2,396,121	0.00%	31.20%
2016	1.30%	216,400	9.48	2,052,282	0.00%	-3.74%
2015	1.30%	228,435	9.85	2,250,511	0.00%	-1.48%	****
Dreyfus Intermediate Term Income Fund: Class A (DPITIA)
2017	1.30%	94,604	13.07	1,236,290	2.38%	2.87%
2016	1.30%	105,338	12.70	1,338,134	2.02%	0.50%
2015	1.30%	117,563	12.64	1,485,976	2.22%	-2.73%
Virtus Strategic Allocation Fund - Class A (PBF)
2018	1.30%	14,653	29.96	438,998	1.25%	-7.21%
2017	1.30%	24,077	32.29	777,376	1.45%	18.17%
2016	1.30%	25,408	27.32	694,189	1.47%	-0.86%
2015	1.30%	37,097	27.56	1,022,305	1.70%	-5.24%
Waddell & Reed Advisors Small Cap Fund - Class A (WRASCA)
2017	0.95% to 1.60%	12,305	41.28 to 37.48	487,363	0.00%	22.58% to 21.78%
2016	0.95% to 1.60%	9,896	33.68 to 30.78	320,990	0.00%	12.35% to 11.61%
2015	0.95% to 1.60%	11,537	29.98 to 27.58	333,887	0.00%	-2.95% to -3.59%
Putnam Voyager Fund - Class A (PVF)
2015	0.95% to 1.50%	3,394	22.29 to 20.77	73,121	0.57%	-7.14% to -7.66%
Janus Fund: Class T (JF)
2016	0.95% to 2.05%	137,438	10.54 to 8.75	3,440,453	0.21%	-0.48% to -1.58%
2015	0.95% to 2.05%	152,297	10.59 to 8.89	3,856,957	1.44%	4.22% to 3.06%
Janus Twenty Fund: Class T (JTF)
2016	0.95% to 1.90%	270,720	13.01 to 11.08	13,034,606	0.97%	2.92% to 1.94%
2015	0.95% to 1.90%	312,178	12.64 to 10.87	14,880,691	0.45%	3.94% to 2.94%
NW Gov Bond Fund - Institutional SC (NGBF)
2016	0.95% to 1.90%	94,820	17.95 to 15.29	1,778,600	1.64%	-0.99% to -1.93%
2015	0.95% to 1.90%	111,217	18.13 to 15.59	2,124,583	1.64%	-1.04% to -1.98%

NATIONWIDE VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

2019	Reserves for annuity contracts in payout phase:	$29,156
2019	Contract Owners' Equity:	$191,538,860
2018	Reserves for annuity contracts in payout phase:	$25,661
2018	Contract Owners' Equity:	$165,525,278
2017	Reserves for annuity contracts in payout phase:	$30,495
2017	Contract Owners' Equity:	$197,413,249
2016	Reserves for annuity contracts in payout phase:	$1,244
2016	Contract Owners' Equity:	$184,550,599
2015	Reserves for annuity contracts in payout phase:	$1,176
2015	Contract Owners' Equity:	$195,095,152

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

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equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

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undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with Post-Effective Amendment No. 20 on April 27, 2007, (File No. 333-80481), as document "resolution.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/202713/000119090307000206/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of contracts between the Depositor and NISC as Principal Underwriter – Filed previously with Post-Effective Amendment No. 16 on April 30, 2007, (File No. 333-103093), as document "underwriting.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the Variable Annuity Contract – Filed with Pre-Effective Amendment No. 1, on August 17, 2012 (File No. 333-176908), as Exhibit 4 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/202713/000119090312001217/contract.htm
5)	Variable Annuity Application – Filed with Pre-Effective Amendment No. 1, on August 17, 2012 (File No. 333-176908), as Exhibit 5 and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/202713/000119090312001217/application.htm
6)	Depositor’s Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm

c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009 – Filed previously with initial registration statement on January 4, 2010, (File No. 333-164125), as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "amcentfpa99h2"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "dreyfusfpa99h3.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "fidifpa99h5.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "frankfpa99h8.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "oppenfpa99h14.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "aberdeenfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/aberdeenfpa.htm
8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "invescofpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/invescofpa.htm
9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "americancenturyfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/americancenturyfpa.htm

10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "delawareretailfpa"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/delawareretailfpa.htm
11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "dreyfusfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/dreyfusfpa.htm
12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "federatedfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/federatedfpa.htm
13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "fidelityfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/fidelityfpa.htm
14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "franklintempletonfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/franklintempletonfpa.htm
15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "nationwidefpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/nationwidefpa.htm
16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "janusfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/janusfpa.htm
17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "lazardretailfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/lazardretailfpa.htm
18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "neubergerbermanfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/neubergerbermanfpa.htm
19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, with post effective amendment number 55 of registration statement (002-58043) under document "oppenheimerfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/oppenheimerfpa.htm
20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "virtusfpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/virtusfpa.htm

21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under document "wellsfargofpa.htm"
https://www.sec.gov/Archives/edgar/data/202713/000119090311000388/wellsfargofpa.htm
22)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
9)	Opinion of Counsel – Filed previously on September 19, 2011, with Initial Filing (SEC File No. 333-176908) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/202713/000119090311001462/exhibit9.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable
12)	Not Applicable
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 0 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A

Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact